N-2 - USD ($)		Aug. 01, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cover [Abstract]
Entity Central Index Key		0001506707
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		25
Entity Registrant Name		A&Q MULTI-STRATEGY FUND
Entity Address, Address Line One		787 Seventh Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		203
Local Phone Number		719-1428
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Aug. 01, 2024
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load(1) (percentage of purchase amount)	2.00%
Maximum Redemption Fee	None (2)
Offering Expenses Borne by the Fund (as a percentage of offering amount)	0.02%

(1)	Generally, the stated minimum initial investment in the Fund is Shares with an initial value of at least $50,000, which minimum may be reduced for certain shareholders, but not below $25,000. Investments may be subject to a waivable sales load of up to 2%. See "Plan of Distribution."

(2)	While the Fund does not impose any charges on a repurchase of Shares in the Fund, it may allocate to tendering shareholders withdrawal or similar charges imposed by an Investment Fund if the Adviser determines to withdraw from the Investment Fund as a result of a tender and such a charge was imposed on the Fund.

Sales Load [Percent]	[1]	2.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.00%
Other Transaction Expense 2 [Percent]		0.02%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Shares)
Advisory Fee	1.50%
Incentive Fee(3)	0.39	%(4)
Interest Payments on Borrowed Funds(5)	0.07%
Other Expenses(6)	0.36%
Acquired Fund Fees and Expenses(7)	22.75%
Total Annual Expenses(8)	25.07%

(3)	The Fund pays the Adviser an Incentive Fee, on a quarterly basis, at an annual rate of 5% of the Fund's net profits, if any. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits are determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during such fiscal quarter and net of Fund expenses) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters (the "cumulative losses") have been recovered by the Fund. The cumulative loss to be recovered before payment of any Incentive Fees will be reduced in certain circumstances, including as a result of withdrawals by shareholders. The Adviser is under no obligation to repay any Incentive Fee previously paid by the Fund. The Incentive Fee is accrued monthly as a liability of the Fund and thus reduces the net asset value of all Shares. See "Risk Factors—Incentive Fee," "Management of the Fund—Incentive Fee" and "Redemptions, Repurchases of Shares and Transfers—Consequences of Repurchase Offers."

(4)	The Adviser earned Incentive Fees of $1,568,131 during the period from April 1, 2023 to March 31, 2024 (see footnote 3 above), which is expressed in the table as a percentage of the Fund's average net assets for the fiscal year ended March 31, 2024 of approximately $398 million. A larger Incentive Fee is reflective of positive investment performance. See "—Financial Highlights."

(5)	The Fund's interest expense for the fiscal year ended March 31, 2024 was $273,322.

(6)	"Other Expenses" are estimated based on average net assets of the Fund for the fiscal year ended March 31, 2024 of approximately $398 million. "Other Expenses" do not include any fees or expenses charged by Investment Funds (which are reflected separately under "Acquired Fund Fees and Expenses").

(7)	This calculation is based upon: (i) the fees and expenses of the Investment Funds in which the Fund is already invested (weighted by the relative amounts invested therein); and (ii) the fees and expenses of the Investment Funds in which the Fund intends to invest (weighted by the relative amounts of the anticipated net proceeds of the offering to be invested therein). Some or all of the Investment Funds in which the Fund invests charge incentive fees or allocations based on the Investment Funds' earnings. The incentive fees or allocations charged by unregistered Investment Funds in which the Fund invests generally are expected to approximate 20% of net profits. The "Acquired Fund Fees and Expenses" disclosed above are based on historic earnings of the Investment Funds in which the Fund invests, which may change substantially over time and, therefore, significantly affect "Acquired Fund Fees and Expenses." The amount of the Fund's average net assets used in calculating this percentage was based on average net assets for the fiscal year ended March 31, 2024 of approximately $398 million, plus anticipated net proceeds of approximately $531 million from the offering. The Adviser estimates that approximately 2.88% (as a percentage of the net assets attributable to Shares) of the 22.75% shown as "Acquired Fund Fees and Expenses" reflects operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds). The Adviser estimates that the balance of approximately 19.87% is attributable (i) predominantly to certain expenses incurred by the Investment Funds in connection with investments sold short (e.g., dividend and interest expenses) and (ii) to a lesser extent, to performance-based fees and allocations as well as other investment-related expenses of the Investment Funds (e.g., bank charges and commissions, stock loan fees, etc.).

(8)	Total annual expenses shown in the table will increase or decrease over time based on the Fund's asset level and other factors.

Management Fees [Percent]		1.50%
Interest Expenses on Borrowings [Percent]	[3]	0.07%
Incentive Fees [Percent]	[4],[5]	0.39%
Acquired Fund Fees and Expenses [Percent]	[6]	22.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.36%
Total Annual Expenses [Percent]	[8]	25.07%
Expense Example [Table Text Block]
Example:	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses, including a sales load* (see footnote 1 above), on a $1,000 investment, assuming a 5% annual return:	$241	$559	$762	$1,004

*	Without the sales load, the expenses would be: $226 (1 Year), $550 (3 Years), $757 (5 Years) and $1,004 (10 Years).

The example is based on the fees and expenses set forth in the table above, but does not reflect the Incentive Fee. The Fund would not earn an Incentive Fee based on the assumption of a 5% annual return and the requirement to reflect the Fund's Acquired Fund Fees and Expenses in the example. The Fund's net profits, by definition, are calculated net of Fund total annual expenses, which, per the above fee table, would exceed 5%. The example should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown (and "Acquired Fund Fees and Expenses" may also be greater or less than that shown). Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. If the Investment Funds' actual rates of return exceed 5%, the dollar amounts could be significantly higher as a result of the Investment Funds' incentive fees.

Expense Example, Year 01	[9]	$ 241
Expense Example, Years 1 to 3	[9]	559
Expense Example, Years 1 to 5	[9]	762
Expense Example, Years 1 to 10	[9]	$ 1,004
Purpose of Fee Table , Note [Text Block]

The purpose of the table above and the example below is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder in the Fund. For a more complete description of the various costs and expenses of the Fund, see "Management of the Fund."

Basis of Transaction Fees, Note [Text Block]		percentage of purchase amount
Other Expenses, Note [Text Block]		"Other Expenses" are estimated based on average net assets of the Fund for the fiscal year ended March 31, 2024 of approximately $398 million. "Other Expenses" do not include any fees or expenses charged by Investment Funds (which are reflected separately under "Acquired Fund Fees and Expenses").
Acquired Fund Fees and Expenses, Note [Text Block]		The "Acquired Fund Fees and Expenses" disclosed above are based on historic earnings of the Investment Funds in which the Fund invests, which may change substantially over time and, therefore, significantly affect "Acquired Fund Fees and Expenses."
Acquired Fund Fees Estimated, Note [Text Block]		The Adviser estimates that approximately 2.88% (as a percentage of the net assets attributable to Shares) of the 22.75% shown as "Acquired Fund Fees and Expenses" reflects operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds). The Adviser estimates that the balance of approximately 19.87% is attributable (i) predominantly to certain expenses incurred by the Investment Funds in connection with investments sold short (e.g., dividend and interest expenses) and (ii) to a lesser extent, to performance-based fees and allocations as well as other investment-related expenses of the Investment Funds (e.g., bank charges and commissions, stock loan fees, etc.).
Acquired Fund Incentive Allocation, Note [Text Block]		The incentive fees or allocations charged by unregistered Investment Funds in which the Fund invests generally are expected to approximate 20% of net profits.
Incentive Allocation [Percent]		20.00%
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

The following table sets forth information about the Fund's outstanding senior securities (including bank loans) as of the end of the last ten fiscal years. The Fund's senior securities during this time period were comprised only of temporary borrowings made pursuant to secured revolving lines of credit agreements, including the Credit Agreement. The information in the table has been audited by EY.

Fiscal Year Ended	Total Principal Amount Outstanding[1]	Asset Coverage Per $1,000 of Borrowings[2]
March 31, 2024	$17,250,000	$22,869
March 31, 2023	$4,600,000	$89,600
March 31, 2022	$17,250,000	$26,894
March 31, 2021	$2,770,000	$174,272
March 31, 2020	None	N/A
March 31, 2019	None	N/A
March 31, 2018	$13,500,000	$45,651
March 31, 2017	$37,500,000	$17,535
March 31, 2016	None	N/A
March 31, 2015	$19,000,000	$37,972

[1]	Represents the principal amount owed by the Fund pursuant to secured revolving lines of credit agreements in place at the time.
[2]	Calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

Senior Securities Amount	[10]		$ 17,250,000	$ 4,600,000	$ 17,250,000	$ 2,770,000	$ 0	$ 0	$ 13,500,000	$ 37,500,000	$ 0	$ 19,000,000
Senior Securities Coverage per Unit	[11]		$ 22,869	$ 89,600	$ 26,894	$ 174,272			$ 45,651	$ 17,535		$ 37,972
Senior Securities, Note [Text Block]

senior securities

The following table sets forth information about the Fund's outstanding senior securities (including bank loans) as of the end of the last ten fiscal years. The Fund's senior securities during this time period were comprised only of temporary borrowings made pursuant to secured revolving lines of credit agreements, including the Credit Agreement. The information in the table has been audited by EY.

Fiscal Year Ended	Total Principal Amount Outstanding[1]	Asset Coverage Per $1,000 of Borrowings[2]
March 31, 2024	$17,250,000	$22,869
March 31, 2023	$4,600,000	$89,600
March 31, 2022	$17,250,000	$26,894
March 31, 2021	$2,770,000	$174,272
March 31, 2020	None	N/A
March 31, 2019	None	N/A
March 31, 2018	$13,500,000	$45,651
March 31, 2017	$37,500,000	$17,535
March 31, 2016	None	N/A
March 31, 2015	$19,000,000	$37,972

[1]	Represents the principal amount owed by the Fund pursuant to secured revolving lines of credit agreements in place at the time.
[2]	Calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective and Policies

The Fund's investment objective is to seek to consistently realize risk adjusted appreciation principally through the allocation of assets among a select group of Investment Managers and the Investment Funds that they operate. The Fund is commonly referred to as a "fund of funds." It is a multi-strategy fund that seeks to achieve its investment objective primarily through the identification, selection and monitoring of the Investment Managers and Investment Funds that the Adviser believes will produce attractive returns over time. By diversifying the approach by which the Fund's assets are invested, the Fund seeks to achieve performance results that are less volatile in both rising and falling markets than investments made in accordance with a single approach. The Fund's portfolio may be highly leveraged and the volatility of the price of its Shares may be significant. Additional information about the types of investments that are expected to be made by the Investment Managers and the Fund is provided below and in the Fund's SAI. The Fund's investment objective is a fundamental policy and may not be changed without the approval of shareholders. Except as otherwise indicated, the Fund's investment policies, strategies and restrictions are not fundamental and may be changed without a vote of the shareholders. See "Additional Investment Policies—Fundamental Policies" in the Fund's SAI.

Investment Funds are generally unregistered investment vehicles, such as hedge funds, that have investors other than the Fund, but they may also include registered investment companies. The Fund currently intends to invest its assets primarily in Investment Funds. The Fund has been designed to afford the Adviser flexibility to deploy assets in investment strategies it deems appropriate under prevailing economic and market conditions. Accordingly, at any given time, the Fund may not invest in all of the enumerated investment strategies described in this Prospectus, and the Fund's allocation to these strategies is not fixed and will not likely be equally-weighted. The Adviser may add different investment strategies at its discretion.

Unregistered investment funds typically provide greater flexibility than traditional investment funds (e.g., registered investment companies) over the types of securities and other financial instruments that may be owned, the types of trading strategies employed, the amount of leverage that can be used and the diversity or concentration of securities within their portfolios. Each Investment Manager may use various investment techniques for hedging and non-hedging purposes. Investment Managers may sell securities short in an effort to profit from anticipated declines in prices of securities and to seek to limit exposure to a possible market decline. Investment Managers also may purchase and sell options and futures contracts and engage in other derivative transactions and, from time to time, may maintain significant cash positions. The use of these techniques may be an integral part of their investment programs and involves certain risks to the Fund. Each Investment Manager may use leverage and may invest in illiquid and restricted securities, which also entail risk. See "Risk Factors."

The Adviser seeks to construct a portfolio consisting of a wide variety of Investment Funds and Investment Managers that has a low correlation to traditional benchmarks and demonstrates a balance of strategies, markets, risks and types of money managers. The Adviser may select Investment Funds and Investment Managers that themselves employ hedged strategies. To offset any long bias from certain Investment Funds and Investment Managers, the Adviser may also select Investment Managers and Investment Funds that may use hedging strategies that sell short. The Adviser will monitor correlations between Investment Managers and assess how these correlations may change in various market scenarios, especially in a stress environment. The Adviser seeks to use a variety of Investment Managers that trade in diverse markets, utilize different trading strategies, construct varying types of portfolios and utilize leverage in a manner that is consistent with the risks embedded in their respective trading philosophies. In some instances, although not expected to be a frequent occurrence or to constitute a significant portion of the Fund's portfolio, an Investment Manager may pursue its investment strategy by structuring an Investment Fund with a highly concentrated portfolio, perhaps consisting of just a single security.

The Fund considers allocating assets to Investment Managers and to both listed and unlisted Investment Funds operating in all global markets. Underlying equity securities chosen by the Investment Managers and Investment Funds may be listed or unlisted and underlying debt securities may be rated or unrated. The Adviser expects to reallocate the Fund's assets in response to changes in market values and Investment Manager performance. The Adviser aims to maintain a portfolio of investments that includes a variety of strategies, markets and types of Investment Managers. The Fund may also invest excess cash balances in short-term investments deemed appropriate by the Adviser.

In general, the Fund limits to less than 25% of its assets its investment in any one Investment Fund. The Fund either will hold non-voting securities of an Investment Fund or will limit its investment in any Investment Fund to less than 5% of the Investment Fund's voting securities. The Fund may invest substantially all of its assets in non-voting securities of Investment Funds. The Fund would purchase non-voting securities to avoid being an "affiliate" of an Investment Fund within the meaning of the Investment Company Act. Nonetheless, the Fund may be considered, under certain circumstances, to be an affiliate of the Investment Fund. As such, the Fund might be subject to limitations imposed by the Investment Company Act on purchasing more interests in, or redeeming its interests from, the Investment Fund.

No assurance can be given that the Fund will achieve its investment objective.

Selection of Investment Managers

The Adviser is not bound by any fixed criteria in allocating assets to Investment Funds, and Investment Managers have broad flexibility to take long or short positions in accordance with the market environment, employ leverage and use derivatives. Accordingly, the Adviser may consider investment in Investment Funds that pursue a wide range of investment or other market strategies, including strategies not described herein, to the extent that the Adviser deems appropriate.

The Adviser selects Investment Managers based on a number of factors including, but not limited to, portfolio management experience, strategy style and historical performance. The Adviser follows certain general guidelines, described below, when reviewing and selecting Investment Managers. While the Adviser attempts to apply such guidelines consistently, the guidelines involve the application of subjective and qualitative criteria and, therefore, the selection of the Investment Managers is a fundamentally subjective process. The use of the selection guidelines may be modified at the discretion of the Adviser.

The Adviser currently uses the following selection guidelines:

Filtering Investment Manager Candidates. The Adviser uses a variety of information sources to identify prospective investments, including but not limited to, databases, prime brokers, proprietary UBS resources and other industry contacts. These sources should help narrow down the investable universe to less than 500 Investment Funds. The goal of the filtering process is to identify a group of high quality Investment Managers for further review by the Adviser.

Interviews and Selection of Investment Managers. The Adviser generally conducts a number of onsite and offsite interviews and substantial other due diligence of an Investment Manager prior to making an investment. The goal of the due diligence process is to evaluate: (i) the background of the Investment Manager's firm and its managers; (ii) the infrastructure of the Investment Manager's research, trading and operations; (iii) the Investment Manager's strategy and method of execution; (iv) the Investment Manager's risk control and portfolio management; and (v) the differentiating factors that give the Investment Manager's Investment Fund an investment edge.

By combining historical quantitative analysis with a sound knowledge of these key qualitative attributes, the Adviser attempts to forecast the Investment Managers' potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. This investment analysis approach is an important step in building a portfolio that meets the risk/return objectives set forth by the Adviser. The Adviser believes it is uniquely qualified to perform this analysis given the depth and breadth of its staff's experience in proprietary trading, risk monitoring and asset management.

Monitoring Investment Managers and Reallocation.  The Adviser is responsible for the day-to-day management of the Fund's allocations and investments, and undertakes transactions on behalf of the Fund within the parameters set forth herein. Once an asset manager is selected as an Investment Manager, the Adviser will continue to review the investment process and performance of the Investment Manager. The Adviser monitors Investment Managers through a combination of weekly and/or monthly net asset value updates, portfolio reports and periodic phone calls and visits. When appropriate, the Adviser will utilize its proprietary software to analyze the risk of the Fund's underlying investments. The Adviser also relies on its experience to make qualitative assessments about the current risk conditions that each Investment Manager and the Fund overall may face.

The performance of each Investment Manager managing assets for the Fund typically is compared with the performance of other managers that utilize the same strategy (and that may or may not be currently managing assets for the Fund) and against an overall benchmark index of a strategy similar to the one utilized by the Investment Manager. The reasons for reducing or withdrawing entirely the capital allocated to an Investment Fund may include, without limitation: (i) the identification by the Adviser of a preferable alternative for investing the capital; (ii) a change in the Investment Manager's strategy or personnel; (iii) a significant change in the amount of assets under the Investment Manager's management; (iv) a decline in performance relative to the performance of other asset managers using the same investment strategy; (v) the development of a conflict of interest or legal issue restricting the scope of a relationship with the Fund or the Adviser; (vi) a decline in the potential for gains on investment in the Investment Manager's market niche; (vii) a failure of the Investment Manager to meet expectations of or adhere to restrictions on activities established by the Adviser; (viii) the relative gains or losses in the accounts of different Investment Managers that cause the Fund's allocations among the Investment Funds to become disproportionate or unbalanced with respect to the Adviser's asset allocation models or strategies; (ix) the Fund's need for liquidity; or (x) any other reason or determination reached by the Adviser in its sole discretion.

Because the Adviser expects to regularly review new investment opportunities, capital withdrawn from the management of one Investment Manager generally is expected to be reallocated to another Investment Manager within a short period of time.

Investment Strategies of Investment Managers

Investment Managers may employ various investment strategies, which can involve all types of fixed-income, equity security, currency, loan, contract or derivative thereof, including, without limitation, notes, bonds, bank obligations, trade claims, swaps, including credit default swaps, and other notional principal contracts, common or preferred stock, equity indices, money market funds, exchange-traded funds (ETFs) and other investment funds, contracts based on indices, contracts that transfer risk, such as total return swaps, futures, options and forward contracts, which may be held for investment or hedging purposes. Although it is anticipated that the investment strategies described below will represent the primary strategies of the Investment Managers, the Fund has been designed to afford the Adviser flexibility to deploy assets in investment strategies it deems appropriate under prevailing economic and market conditions. The Fund is not limited in the types of Investment Managers that it may select or the types of investment activities in which they may engage. Accordingly, the Fund may not invest in all or certain of the following strategies, and the Fund may consider investment in Investment Funds that pursue a wide range of other investment or market strategies, including activities not described herein, to the extent that the Investment Manager deems appropriate. Investment Managers may also blend elements of one or more of these strategies to implement their investment approach. Additionally, the Fund's allocation to these strategies is not fixed and will likely not be equally weighted. There will be no limitation on the amount of leverage that may be employed by Investment Managers.

The following descriptions are summaries only and do not purport to be complete. Investments according to the strategies identified below present significant risks. See "Risk Factors."

Equity Hedged. This strategy involves taking simultaneous long and short positions in certain equity securities in an attempt to profit from directional movements in the securities. Investment Managers use fundamental analysis to invest in publicly-traded equities and seek to generate alpha through superior security selection. Through fundamental analysis, Investment Managers evaluate factors that may affect a security's value, such as macroeconomic trends, industry specific metrics and other qualitative and quantitative factors. Portfolio construction is generally driven primarily by "bottom-up" fundamental research, although top-down analysis may also be applied. This strategy need not create a portfolio that emphasizes purchases of either long or short securities, although in practice such portfolios frequently emphasize long positions.

Fundamental. This strategy involves making long and short stock selections driven by fundamental research on individual companies through "bottom up" investing—that is, an Investment Manager will seek to add stocks to its portfolio on the basis of the opportunity for perceived price movement of individual companies. Investment Managers whose investment process is primarily qualitative generally fall into this sub-strategy category. The vast span of equities globally creates an opportunity for Investment Managers to attempt to take advantage of their proprietary and analysis at the individual stock level. An Investment Fund's short portfolio may vary greatly and generally is a tactical expression of the Investment Manager's market outlook and a reflection of its conviction in stock selection opportunities. Long portfolios generally are run more fully invested with variations driven by the underlying risk/reward opportunities and market dynamics, correlation levels and volatility.

Equity Event. This strategy also involves making both long and short stock selections through "bottom up" research on individual companies, with a focus, however, on some type of corporate event with a definitive catalyst and timetable. Catalysts can include bankruptcies, spin-offs, restructurings, or other well-defined events. They can also include "softer" events, such as stock buy-backs, tender offers, material asset sales, or security issuance/repurchases, as well as discrepancies in valuations between different share classes of a company's stock. Certain equity event strategies involve Investment Managers that take an "activist" approach to their investments by seeking to create the catalyst for stock price movement. Activist strategies typically are long-biased, can be operational or financial depending on the intention and expertise of the Investment Managers, and implementation may vary from friendly behind-the-scenes approaches to hostile public battles with management teams and corporate boards. For this reason, certain activist strategies may result in more concentrated portfolios and be longer term in nature. Equity event strategies tend to have a value bias, as the complexity surrounding events may cause a discount to market peers not undergoing similar situations.

Opportunistic Trading. This strategy also typically involves "bottom-up" research, however Investment Managers generally deploy shorter-term trading of fundamental data and technicals. The primary differentiator between opportunistic and fundamental approaches is the duration of trades. Investment Managers that employ opportunistic trading strategies generally are primarily focused on tactically trading around quarterly earnings or market technical versus longer-term buy-and-hold or event-oriented strategies. A less common approach includes those in which Investment Managers actively trade long and short positions based on short-term, catalyst driven or flow-driven opportunities in equity markets (i.e., rather than fundamental research driven opportunities). This approach is often marked by the prevalence of using sector baskets, exchange-traded funds and equity indices. Portfolio turnover typically is higher than in other equity sub-strategies.

Relative Value. Relative value strategies involve the simultaneous purchase and sale of similar securities to exploit pricing differentials and other opportunities in various asset classes, geographies and time horizons. This strategy is generally non-directional and is often quantitatively-driven. Investment Managers frequently focus on capturing the spread between two assets, while seeking to maintain neutrality to other factors.

Quantitative Equity. This strategy involves model-driven approaches that utilize statistical arbitrage and/or systematic long/short approaches. Statistical arbitrage seeks to create diversified, risk-balanced long and short portfolios with the objective of capturing short-term price anomalies in equity markets. Models can either take the form of mean reversion, price momentum or a combination thereof. A key driver of performance is the ability to have for back testing, superior alpha signals, a strong risk management and portfolio management framework and a robust execution platform. Given the market neutral bias to the approach, the strategy implies a degree of minimization of sector, market capitalization, style, beta and other type of imbalances. Typically, Investment Funds that employ quantitative equity strategies experience a significant amount of portfolio turnover.

Systematic long/short approaches, which seek to construct equity long/short portfolios, incorporate fundamental, event and price data used by traditional stock pickers. Investment Managers that employ this strategy analyze significant amounts of data to determine relevant factors that indicate potential underperformance and outperformance of certain sectors and styles. The holding periods for trades can vary between medium- and longer-term horizons.

Merger Arbitrage. This strategy attempts to capture the spread between the market price of a security before and after the successful completion of a merger. In cash transactions this spread is straightforward, but, in stock-for-stock transactions, the spread is created by shorting an appropriate ratio of the acquiring company's stock. The width of the spreads reflects the market's willingness to take on transaction risk. Transactions that have a perceived high probability of not being consummated will tend to trade with a much wider spread than straightforward synergistic mergers. Legal, tax and regulatory issues can add to the risk that the deal will not be consummated. Most Investment Managers will attempt to control risk by limiting position size, diversifying their positions and conducting thorough due diligence, and hedging techniques frequently are employed to protect the portfolio from deals that fail to materialize.

Capital Structure / Volatility Arbitrage. This strategy generally seeks to benefit from anomalies in the relative value of different securities or issues within a single company's capital structure. Convertible bond arbitrage is a classic way of expressing this strategy. A convertible bond is a hybrid product combining a bond with an imbedded warrant that permits conversion to the issuer's common stock at some fixed exchange rate. The "plain vanilla" version of the strategy involves investing in the convertible securities of companies and then shorting the underlying common stock as a hedge. The primary driver of returns generally is the level of credit risk in the portfolio and how diversified the allocation to sub-strategy sleeves may be. Other typical types of capital structure relative value trades include long or short credit versus an opposing long or short equity position in the same issuer, a senior versus subordinated debt relative value trade and a long or short cash bond versus credit default swaps for an issuer. Trades may also be catalyst-driven. Investment Managers often will seek to hedge exposure to a variety of other factors not related to the specific mispricing.

Volatility arbitrage involves using options and underlying securities in an attempt to capture mis-pricings in option markets. Volatility strategies can be employed across various asset classes. In general, the primary driver of returns is the volatility differential between the options and the actual price movement less the transactions cost. For example, in equity-oriented volatility arbitrage, the Investment Manager analyzes the relationship between actual stock price movement and the volatility that is implied by the options on the stock. If the options are deemed to be cheap, the Investment Manager buys options on a market neutral basis and then re-hedges the strategy as the underlying stock moves, to maintain neutrality. If options are deemed to be expensive, the options are sold, the premium is taken in and the strategy is re-hedged with stock movement.

Fixed-Income Relative Value. This strategy involves attempting to profit from price anomalies between related interest rate and currency instruments. The goal of this strategy is to deliver steady returns with low volatility. Some Investment Managers focus only on U.S. markets, while others focus in whole or in part on global capital markets. Investment Managers may focus on complex securities in an attempt to benefit from anticipated changes in the relative difference in their yields and other characteristics. Since directional risk is mitigated by running hedged spreads (i.e., long and short paired positions), leverage can be applied more liberally. Fixed-income arbitrage can include, among others, trading in U.S. and non-U.S. government securities, corporate securities, investment company securities, mortgage-backed and asset-backed securities, futures and options, interest rate caps, interest rate swaps and various other financial instruments and investments.

Agency Mortgage-Backed Securities ("MBS"). In traditional agency MBS arbitrage, Investment Managers seek to invest in high quality securities with no credit risk, hedging out interest rate risk to earn excess spread on the security. Other Investment Managers employ relative value strategies using agency mortgage pass-throughs and specified pools in an attempt to take advantage of pricing dislocations in the market. Agency MBS include FannieMae-, Freddie Mac- and Ginnie Mae-issued MBS created via real estate mortgage investment conduits consisting of underlying agency pools, loans or other agency collateralized mortgage obligations. Typical instruments traded in the agency MBS space include mortgage pass-throughs and their derivatives, such as floaters, inverse floaters, interest-only strips, principal-only strips, and inverse interest-only strips.

Credit/Income. Credit/income-based trading strategies typically focus on credit-sensitive securities, long and/or short, and generally seek to take advantage of trading opportunities due to perceived inefficiencies in the pricing of financial instruments or markets. Investment Managers generally utilize credit analysis to evaluate potential investments, use debt or debt-linked instruments to execute their investment theses, or seek to create carry-oriented return streams in other asset classes that behave similarly to income-generating debt instruments. Investment Managers' approaches can be fundamental, tactical, quantitative or a combination thereof. A common thread for Investment Managers that employe credit/income strategies is the application of in-depth fundamental credit, capital structure and event analysis to individual credit opportunities.

Distressed Assets. This strategy primarily involves investing in the securities of companies that are in the midst of financial restructuring, balance sheet re-capitalization or are trading at stressed or distressed prices in anticipation of such an event. These Investment Managers are expected to concentrate their investments in the debt of companies where the Investment Managers believe the price of a security or asset has declined to the point that underlying asset values limit downside risk and there is meaningful upside potential. This strategy also includes investing in high-yield securities, including "junk bonds." Opportunities in this strategy are closely linked to the level of defaults and credit spreads and, therefore, the business cycle in general. Profits are expected from the market's lack of understanding of the intrinsic value of the discounted securities and because many institutional investors cannot own below-investment grade securities, such as "junk bonds." Most Investment Managers that employ distressed strategies have long-biased portfolios such that returns are driven by a combination of capital appreciation and income.

Corporate Long/Short. This strategy involves investing long and/or short in debt or debt-linked securities on a balanced, directional, or opportunistic basis. Portfolio turnover, as well as gross and net exposure levels, can vary based on the Investment Manager and its view of the opportunity set. This strategy may be directionally long or directionally short. Investment Managers may express outright directional views or seek to exploit opportunities across comparable debt securities of different companies or of a single company versus an index.

Trading. Trading strategies generally are more top-down in nature and are often driven by views derived from monetary policy, fiscal dynamics and macroeconomic research. These strategies typically utilize financial instruments, such as foreign exchange, equities, interest rates, sovereign debt, currencies and commodities to express an Investment Manager's view. In executing different approaches and attempting to identify opportunities that may exist within the markets, Investment Managers may use either fundamental or quantitative models or a combination of both. Several distinct trading strategies are: systematic strategies, discretionary strategies and commodities strategies.

Systematic. This trading strategy generally involves the trading of listed financial and commodity futures and interbank currency markets around the world. Systematic Investment Managers tend to utilize sophisticated technical models to analyze price and market data to identify trading opportunities and trends across a broad range of markets. Derivative instruments may be used by systematic Investment Managers to leverage their Investment Funds.

Discretionary. This strategy, also known as "global macro," involves constructing long and short market positions around fundamental macro-economic or technical views. Investment Managers employ this strategy seek to benefit by capturing market moves throughout a broad universe of investment opportunities, including financial markets, such as global equity, currency, and fixed-income markets, foreign exchange markets, as well as commodities. Discretionary strategies tend to be focused on one or two subsets of global capital markets. Investment Managers use both directional and relative values strategies with the aim of profiting from anticipated market moves, and can often be tactical and opportunistic when establishing trading positions. Discretionary traders tend to make significant use of derivatives and leverage.

Commodities. This strategy involves trading of commodity futures contracts, forwards and options on futures, although Investment Managers also may have exposure to commodities through physical markets. Investment Managers typically utilize both directional and relative value strategies in an attempt to capture the opportunity set. An Investment Manager's market sector exposure may vary greatly across energy, agriculture, industrial and precious/base metals markets. Idiosyncratic supply/demand dynamics represent significant market drivers, with factors such as weather patterns, planting acreage, energy supply disruptions, and mining/exploration influencing market prices; however, macro fundamentals such as growth and Central Bank policies can have a material impact on commodity markets, particularly those more susceptible to economic cycles.

The Fund's investment program is speculative and entails substantial risks. There can be no assurance that the Fund's or the Investment Funds' investment objectives will be achieved or that their investment strategies will be successful. In particular, an Investment Manager's use of leverage, short sales and derivative transactions, its sector or geographic focus, its limited diversification and the limited liquidity of some of its portfolio securities, in certain circumstances, can result in or contribute to significant losses to the Fund. Shareholders should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Shareholders could lose some or all of their investment.

Risk Factors [Table Text Block]

RISK FACTORS

Employing a "Fund of Funds" Strategy Involves Risks Not Present in Direct Investment Programs

Identifying the appropriate investment strategies, Investment Managers and suitable Investment Funds is difficult and involves a high degree of uncertainty. In addition, certain Investment Funds, from time to time, are oversubscribed or closed, and it may not be possible to make investments that have been identified as attractive opportunities. The success of the Fund depends in large part upon the ability of the Adviser and the Investment Managers to develop and implement investment strategies that achieve the Fund's investment objectives. See "—Conflicts of Interest." In addition, although the Adviser expects to monitor the Investment Managers to which the Fund allocates its capital, it is always possible that a number of the Investment Managers might take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund's investment goal.

While the Fund may invest in registered investment companies, the Investment Funds generally will not be registered as investment companies under the Investment Company Act. Therefore, despite the fact that the Fund itself is registered under the Investment Company Act, as an investor in Investment Funds, the Fund will not be able to avail itself of the protections afforded by the Investment Company Act to investors in registered investment companies, such as the limitations applicable to the use of leverage and the requirements concerning custody of assets, composition of boards of directors and approvals of investment advisory arrangements. Market conditions and trading approaches are continually changing, and a particular Investment Manager's past successful performance may be largely irrelevant to such Investment Manager's prospects for future profitability.

The Investment Company Act provides that securities for which market quotations are "readily available" must be valued at market value, and all other securities and other assets must be valued at "fair value" in accordance with requirements under the Investment Company Act. The Board has approved procedures pursuant to which the Fund values its investments (the "Valuation Procedures"), and has designated the Adviser as the Board's "valuation designee" (as defined in Rule 2a-5 under the Investment Company Act) to determine fair value in good faith for all Fund investments for which market quotations are not readily available. The Adviser generally values the Fund's investment in Investment Funds using the "practical expedient," in accordance with Accounting Standards Codification ("ASC") Topic 820, based on the valuation provided to the Adviser by an Investment Fund in accordance with the Investment Fund's own valuation policies, provided that the Investment Fund falls within the scope of ASC 946. Although the Adviser will receive detailed information from each Investment Manager regarding its historical performance and investment strategy, in most cases the Adviser has little or no means of independently verifying this information. In addition, certain securities in which an Investment Fund may invest may not have a readily ascertainable market price. Such securities will generally be valued by Investment Managers, which valuation will be conclusive with respect to the Investment Fund, even though such Investment Managers may face a conflict of interest in valuing such securities because the value thereof will affect their compensation. The Fund may rely on estimates of the value of these investments when calculating its net asset value. The Fund may suspend the calculation of its net asset value, and sales of its Shares, during periods when an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, and at any other time determined by the Board.

In addition, the valuation of the Fund's investment in an Investment Fund, as determined under the Valuation Procedures, may under certain circumstances vary from the valuation provided by the Investment Manager of that Investment Fund. See "Calculation of Net Asset Value." Shareholders should recognize that valuations of illiquid securities, such as interests in Investment Funds, involve various judgments and consideration of factors that may be subjective. As a result, the net asset value of the Fund, as determined based on the fair value of its interests in Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Investment Funds. In addition, the Investment Funds may not always be able to readily provide the Fund with their finalized net asset values in advance of a purchase or withdrawal. In such an event, it may be necessary for the Fund to rely on an estimate of the net asset value provided by the Investment Funds. The Adviser will attempt to resolve any discrepancies between valuations assigned by an Investment Manager and fair value as determined by the Adviser and Fund Administrator by seeking information from the Investment Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund's investment in accordance with the Valuation Procedures.

An Investment Manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. The investment strategies and styles used by an Investment Manager are subject to change without notice. For information about an Investment Fund's net asset value and portfolio composition, the Adviser is dependent on information provided by the Investment Funds, which if inaccurate could adversely affect the Adviser's ability to manage the Fund's investment portfolio in accordance with its investment objective and to value accurately the Fund's Shares. Shareholders in the Fund have no individual right to receive information about the Investment Funds or the Investment Managers, will not be investors in the Investment Funds and will have no rights with respect to or standing with or recourse against the Investment Funds, Investment Managers or any of their affiliates.

The Adviser will not have any control over the investments made by Investment Managers. The Adviser may, however, reallocate the Fund's investments among the Investment Funds, but the Adviser's ability to do so may be constrained by the withdrawal limitations imposed by the Investment Funds. These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should an Investment Manager fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser's ability to terminate investments in Investment Funds that are poorly performing or have otherwise had adverse changes. In addition, at times when Investment Funds offer limited availability to shareholders, the Adviser may allocate such limited availability among and between multiple entities managed by it or its affiliates, resulting in a Fund portfolio that differs from the portfolio that might result if the Adviser only managed the Fund. Although the Adviser intends to use certain criteria in evaluating and monitoring Investment Funds, there is no assurance that the Adviser will use the same criteria for all Investment Funds. Although the Adviser employs a due diligence process to review each Investment Manager's back office and accounting systems and obtains third party verifications and background checks, there is no assurance that such efforts will detect fraud, malfeasance, inadequate back office systems or other flaws or problems with respect to the Investment Manager's operations and activities.

A shareholder who meets the conditions imposed by the Investment Managers can invest directly with the Investment Managers. These conditions include investment minimums that may be considerably higher than the Fund's stated minimum investment. By investing in the Investment Funds indirectly through the Fund, the shareholder bears two layers of asset-based fees, expenses and incentive fees—at the Fund level and the Investment Fund level. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Investment Manager or Investment Fund. The Fund may also invest in Investment Funds that invest in other investment vehicles, thereby subjecting the Fund, and Fund shareholders, to an additional level of fees. In the aggregate, these fees and expenses can be substantial and will adversely affect the value of any investment in the Fund. The Investment Funds also may have high portfolio turnover rates (i.e., 100% or higher), which may result in higher brokerage commissions and, therefore, lower investment returns.

Each Investment Manager will receive any incentive fees or allocations to which it is entitled irrespective of the performance of the other Investment Managers and the Fund generally. Accordingly, an Investment Manager may receive an incentive fee or allocation from an Investment Fund, and thus indirectly from the Fund's shareholders, for positive performance of the Investment Fund, even if the Fund's returns are negative. Investment decisions of the Investment Funds are made by the Investment Managers entirely independent of the Adviser and of each other. As a result, at any particular time, one Investment Fund may be purchasing securities of an issuer whose securities are being sold by another Investment Fund. Consequently, the Fund could incur indirectly certain transaction costs without accomplishing any net investment result. Similarly, the use of multiple Investment Managers may cause one or more Investment Funds to hold opposite positions in securities of issuers, thereby decreasing or eliminating the possibility of positive returns from such an investment.

Each Investment Manager has exclusive responsibility for making trading decisions on behalf of its Investment Fund. The Investment Managers also manage other accounts (including funds and accounts in which the same Investment Managers may have ownership interests) that, together with accounts already managed by such Investment Managers, could compete for the same trades an Investment Manager might otherwise make on behalf of the Fund, including competition for priority of order entry.

The Investment Managers have varying levels of experience. The Investment Managers and their principals may employ trading methods and policies that may differ from those of other Investment Managers, and that may deviate from the Adviser's expectations concerning such methods and policies. Therefore, the results of any Investment Manager's investments on behalf of the Fund may differ from those of the other accounts operated by the Investment Managers and from results anticipated by the Fund's models and projections.

Investment Managers are subject to various risks, including, but not limited to, operational risks such as the ability to provide an adequate operating environment for an Investment Fund such as back office functions, trade processing, accounting, administration, risk management, valuation services and reporting. Operational risks also include, for example, mistakes made in the confirmation or settlement of transactions, transactions not being properly booked, evaluated or accounted for or other similar disruptions in an Investment Fund's operations that may cause an Investment Fund to suffer financial loss, disruption of its businesses, liability to clients or third parties, regulatory intervention or reputational damage. Investment Managers may also face competition from other investment funds that may be more established and have larger capital bases and have larger numbers of qualified management and technical personnel. Additionally, certain Investment Managers may pursue over time different investment strategies that may limit the Fund's ability to assess an Investment Manager's ability to achieve its long-term investment objective. Furthermore, an Investment Manager may face additional risks as the assets of an Investment Fund increase over time. In such instances, an Investment Manager may be unable to manage an Investment Fund's increased assets effectively because it may be unable to maintain the Investment Fund's current investment strategy or find the types of investments better suited for an Investment Fund with an increased capital basis.

The Fund seeks to allocate its assets among various Investment Managers. Such dispersion may not be achieved as a result of insufficient investment opportunities or insufficient investable assets as a result of insufficient subscriptions or withdrawals by shareholders. Although the dispersion of the Fund's investments is intended to reduce the Fund's exposure to adverse events associated with specific issuers or industries, the number of investments by Investment Funds will be limited, and the portfolios of some Investment Funds may be highly concentrated in particular companies, industries or countries. Moreover, in certain cases an Investment Fund's portfolio may only consist of securities of a single issuer. As a consequence, the Fund's returns as a whole may be adversely affected by the unfavorable performance of even a single investment by an Investment Fund.

Since the Fund may make additional investments in the Investment Funds only at certain times pursuant to limitations set forth in the governing agreements of the Investment Funds, the Fund from time to time may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months.

Generally, Investment Funds are permitted to redeem their securities in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in an Investment Fund, the Fund may receive securities that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities at a time and in a manner that is in the best interests of the Fund.

Like an investment in the Fund, investments in the Investment Funds generally will be illiquid. The governing instruments of each Investment Fund likely will have provisions restricting both the transferability of an investor's interest and the ability of any investor to withdraw its investment in certain circumstances. Additionally, Investment Funds may charge fees in respect of withdrawals or redemptions, and may suspend the redemption rights of their investors, including the Fund, from time to time. Certain Investment Funds have limitations on the ability to withdraw or redeem assets, and, under certain circumstances, may impose limits (known as "gates") on the aggregate amount that an investor, or all investors, in an Investment Fund may withdraw on a single withdrawal date, and some Investment Funds will not have withdrawal periods that coincide with those of the Fund. As a result, the liquidity of the Fund's Shares may be adversely affected and the Fund may manage its investment program differently than if it were able to withdraw monies from each Investment Fund at the same time it desires to provide liquidity to its shareholders. In addition, Investment Funds may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and an Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Some Investment Funds that invest a high percentage of their assets in illiquid investments may experience difficulty in meeting redemption requests and may also not be able to meet redemption requests through distributions in kind. In such circumstances, the Fund's ability to provide liquidity to shareholders could be adversely affected.

The Fund may be required to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, breaches of representations and warranties included in the Investment Fund's subscription documents and certain acts or omissions relating to the offer or sale of the Fund's Shares, or from liability of an Investment Fund or an Investment Manager to a service provider arising out of the same breach. Shareholders may be exposed, indirectly, to these indemnification obligations.

Investments in Non-Voting Stock; Inability to Vote

The Fund intends to purchase non-voting securities of, or contractually forego the right to vote in respect of, an Investment Fund in order to avoid becoming (i) an "affiliated person" of any Investment Fund within the meaning of the Investment Company Act and (ii) subject to the Investment Company Act limitations and prohibitions on transactions with affiliated persons. For any Investment Fund where the Fund would be unable to do either of the foregoing (and the Fund does not anticipate that it would not be able to do so), it intends to limit its holdings of the Investment Fund to less than 5% of the Investment Fund's voting securities. See "Investment Program—Investment Objective and Policies."

The Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. This result would be accomplished through a written agreement between the Fund and the Investment Fund, whereby the Fund irrevocably foregoes the right to vote in a manner that legally binds both the Fund and all subsequent holders, and the Investment Fund is granted the right to enjoin any holder from voting. Such an agreement also will include a statement of the parties' intention that the agreement should be interpreted broadly to effect the parties' desire that the Fund's interest be identical to that of a separate non-voting class. In each instance, the Adviser will determine if the Fund will waive the Fund's voting rights, and will consider only the interests of the Fund and not the interests of the Adviser or those of the Adviser's other clients. The Fund will not receive any consideration in return for entering into a waiver arrangement. Any such arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of an Investment Fund that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an "affiliate" of the Investment Fund within the meaning of the Investment Company Act.

To the extent the Fund purchases non-voting securities of, or contractually foregoes the right to vote in respect of, an Investment Fund, it will not be able to vote on matters that require the approval of the limited partners of the Investment Fund, including a matter that could be adverse to the Fund's interests, such as changes to the Investment Fund's investment objective or policies or the termination of the Investment Fund. As a result, the Fund's influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its shareholders.

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund's investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund. These factors may affect, among other things, the level of volatility of securities' prices, the liquidity of the Investment Funds' investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund's profitability or result in significant losses. Additionally, the regulatory environment for Investment Funds is evolving, and changes in the regulation of Investment Funds may adversely affect the value of investments held by the Fund and the ability of the Fund successfully to pursue its investment strategy. In addition, the securities, commodities and futures markets are subject to comprehensive statutes, regulations and margin requirements. Additionally, the regulation of derivative transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action. In particular, Congress has held hearings regarding taxation and regulatory policy as it relates to leveraged investors, tax-exempt investors and hedge funds, and the SEC has engaged in a general investigation of hedge funds that has resulted in increased regulatory oversight and other legislation and regulation relating to hedge fund managers, hedge funds and funds of hedge funds. The effect of any future regulatory change on the Fund could be substantial and adverse.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, bank ownership of and involvement with private funds, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund or investments made by the Fund. There can be no assurance that such regulation will not have a material adverse effect on the Fund and the Investment Funds, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund and the Investment Funds to achieve their investment objectives. In addition, greater regulatory scrutiny may increase the Fund's and the Adviser's exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Act created the Financial Stability Oversight Council (the "FSOC"), an interagency body charged with identifying and monitoring systemic risks to financial markets. The FSOC has the authority to require that non-bank financial companies that are "predominantly engaged in financial activities," such as the Fund, the Adviser, Investment Funds and Investment Managers, whose failure the FSOC determines would pose systemic risk, be placed under the supervision of the Board of Governors of the Federal Reserve System (the "Federal Reserve"). The FSOC has the authority to recommend that the Federal Reserve adopt more stringent prudential standards and reporting and disclosure requirements for non-bank financial companies supervised by the Federal Reserve. Such disclosure requirements may include the disclosure of the identity of investors in private investment funds such as the Investment Funds. The FSOC also has the authority to make recommendations to the Federal Reserve on various other matters that may affect the Fund and/or Investment Funds, including requiring financial firms to submit resolution plans, mandating credit exposure reports, establishing concentration limits, and limiting short-term debt. The FSOC also may recommend that other federal financial regulators impose more stringent regulation upon, or ban altogether, financial activities of any financial firm that poses what it determines are significant risks to the financial system. In the event that the FSOC designates the Fund or an Investment Fund as a systemic risk to be placed under the Federal Reserve's supervision, the Fund or the Investment Fund could face stricter prudential standards, including risk-based capital requirements, leverage limits, liquidity requirements, concentration requirements and overall risk management requirements, among other restrictions. Such requirements could hinder the Fund's and/or an Investment Fund's ability to meet its investment objective and may place the Fund or an Investment Fund at a disadvantage with respect to its competitors.

Investment Funds and Investment Managers may face additional reporting and recordkeeping requirements. Under the Dodd-Frank Act, advisers to private funds are required to maintain records regarding private funds that include a description of: amount of assets under management and use of leverage, including off-balance-sheet leverage; counterparty credit risk exposure; trading and investment positions; valuation policies and practices; types of assets held; side arrangements or side letters whereby certain investors obtain more favorable rights than other investors; trading practices; and such other information as the SEC determines is necessary and appropriate in the public interest and for the protection of investors or for the assessment of systemic risk. Investment Funds' adherence to these recordkeeping and reporting requirements may indirectly increase Fund expenses.

Additionally, the Adviser is a "banking entity" for purposes of the "Volcker Rule" contained in Section 619 of the Dodd-Frank Act. The Volcker Rule limits the ability of (i) banking entities, including the Adviser, to sponsor, invest in or serve as investment adviser of hedge funds and private equity funds (collectively, "Covered Funds"), and (ii) the Adviser or any of its affiliates to engage in certain transactions with Covered Funds. While registered investment companies are excluded from the definition of a Covered Fund, the Volcker Rule could have a negative effect on market liquidity, which may adversely affect the Funds.

The Adviser, UBS and their affiliates are subject to certain U.S. and non-U.S. banking laws, including the U.S. Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Federal Reserve. The BHCA and other applicable banking laws, rules, regulations, guidelines and the interpretations thereof by the staff of the regulatory agencies which administer them, may restrict the transactions and relationships between the Adviser, UBS and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments, activities and transactions by the Fund. It is not expected that the BHCA, or other existing U.S. banking laws or existing regulations, would materially adversely affect the Fund. There can be no assurance, however, that any changes in U.S. bank regulatory requirements would not have a material adverse effect on the Fund's investment program or performance. See "BHCA Considerations" in the Fund's SAI.

Rule 18f-4 under the Investment Company Act governs the use of derivatives and other transactions by registered investment companies and business development companies. Under Rule 18f-4, closed-end funds that use derivatives and certain other related instruments and do not qualify as a "limited derivatives user" (as defined in Rule 18f-4) must establish a comprehensive derivatives risk management program and comply with certain value-at-risk leverage limits, requirements and compliance and disclosure obligations. The Fund intends to operate in a manner so as to qualify as a "limited derivatives user" and has adopted policies and procedures that are reasonably designed to manage its derivatives risk in compliance with Rule 18f-4.  While the Fund expects to use derivatives only as a means to attempt to hedge against foreign currency risks, and presently does not intend to sell securities short, Rule 18f-4  could limit or restrict the ability of the Fund to use certain derivatives, increase the compliance and other costs of using these instruments or make them less effective. The Adviser will continue to seek to manage the Fund's portfolio in a manner consistent with achieving the Fund's investment objective; however, there can be no assurance that the Adviser will be successful in doing so.

Market Disruption and Geopolitical Risk

Market risks, including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund's investments in Investment Funds and the Fund's underlying investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect Investment Managers, Investment Funds and issuers, which could adversely affect the Fund. Stock prices may experience greater volatility during periods of challenging market conditions, and there can be severe limitations on an investor's ability to sell certain debt securities, including those that are of higher credit quality, during a period of reduced credit market liquidity. As a result, during these periods, the Fund's net asset value will fluctuate. You may experience a significant decline in the value of your investment and could lose money.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments were to adversely interrupt the global supply chain, which could affect companies worldwide. The Adviser's business activities, as well as the activities of the Fund, the Investment Funds and their operations and investments, could be materially adversely affected by outbreaks of disease, epidemics and public health issues, which can exacerbate pre-existing political, social and economic risks in certain countries or regions and trigger a prolonged period of global economic slowdown. Recent examples include pandemic risks related to COVID-19 (notably, its significant negative impact on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by governments and businesses) and geopolitical risks related to Russia's invasion of Ukraine, the Israel-Hamas war and other geopolitical tensions, hostilities and instability. To the extent the Investment Funds have significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. fiscal, tax, trade, healthcare, energy, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, energy costs, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the White House implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, the U.S. regulatory environment, corporate taxes, inflation, healthcare, unemployment and immigration, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

The United Kingdom (the "UK") ceased to be a member of the European Union (the "EU") on January 31, 2020, an event widely referred to as "Brexit". The post-Brexit trade agreement between the UK and the EU regarding the terms of their future trading relationship went into effect on January 1, 2021. Nevertheless, there is still uncertainty regarding many aspects of the UK's legal and economic relationship with the EU that are not covered by the trade agreement, including financial services and the provision of cross-border services. As a result, Brexit is expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the EU, and those consequences include significant legal and business uncertainties for the Eurozone markets and the broader global economy. While the full scope and nature of the potential political, regulatory, economic and market consequences are not known at this time, they could be significant, potentially resulting in a period of instability and market volatility. It is not possible to ascertain the precise impact these events may have on the Fund or the Investment Funds from an economic, financial, tax or regulatory perspective, but any such impact could have material consequences for the Fund and the Investment Funds.

The Fund should be considered a speculative investment, and you should invest in the Fund only if you can sustain a complete loss of your investment.

The Investment Funds' Use of Hedging Involves Risk of Loss

The Investment Funds may engage in hedging strategies, which use short sales, options, swaps, caps and floors, futures and forward contracts and other derivatives in an effort to protect assets from losses. Similarly, the Fund may, but is not required to, attempt to hedge against foreign currency risks through the use of derivatives. Hedging against a decline in the value of portfolio positions does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions' value. Such hedging transactions also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Investment Funds to hedge against a change or event at a price sufficient to protect against a decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible, or desirable, to hedge against certain changes or events at all. There can be no assurances that these hedging strategies will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions.

No assurance can be given that Investment Managers or the Adviser will employ hedging strategies with respect to all or any portion of a given Investment Fund's, or the Fund's, assets. To the extent that hedging transactions are effected, their success is dependent on each Investment Manager's, or the Adviser's, ability to correctly predict movements in the direction of currency or interest rates, the equity markets or sectors thereof or other events being hedged against. The Fund expects to use derivatives as a means to attempt to hedge against foreign currency risks. See "—The Fund's Use of Derivatives Involves Risks" below. While an Investment Manager may attempt to hedge against undesirable exposure, unanticipated changes in the markets and investments being hedged, or the nonoccurrence of events being hedged against, may result in poorer overall performance than if the Investment Manager had not engaged in any such hedge. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Investment Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Investment Managers from achieving the intended hedge or expose the Fund to additional risk of loss.

The Fund intends to limit investments in commodity futures, commodity options contracts and commodity-related swaps to below the de minimis thresholds (defined below) set forth in Rule 4.5 under the Commodity Exchange Act (the "CEA"). The Fund only will invest in such instruments so long as the aggregate amount of initial margin and premiums required to establish such positions, other than for bona fide hedging purposes, does not exceed 5% of the Fund's net asset value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, does not exceed 100% of the Fund's net asset value (after taking into account unrealized profits and unrealized losses on any such positions) (the "de minimis thresholds"). The Fund further intends to continue to rely on the no-action relief provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight ("Division") of the U.S. Commodity Futures Trading Commission (the "CFTC"). Pursuant to this letter, the Adviser is not required to register as a CPO under the CEA (with respect to the Fund), or rely on an exemption from registration, until the later of June 30, 2013 or six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds to fund-of-funds operators. As of the date of this Prospectus, the CFTC has not yet proposed any guidance regarding the application of the de minimis thresholds to fund-of-funds operators. If the Fund and the Adviser (with respect to the Fund) become subject to CFTC regulation, the Fund may incur additional compliance, operational and other expenses.

The Fund's Investment Strategies May Involve Risk of Loss

Some of the principal risks of certain of the Fund's identified investment strategies (which will be employed through the Investment Funds) are set forth below. Depending on economic and market conditions, other risks may be present. (For a description of the following strategies, see "Investment Program—Investment Strategies of Investment Managers.")

Equity Hedged.

Fundamental, Equity Event and Opportunistic Trading. Investment Managers that employ these strategies typically make investments based on "bottom-up" fundamental research on individual securities and evaluation of various factors that may affect a security's value, such as macroeconomic trends, industry-specific metrics and other qualitative and quantitative factors, whether country-specific, global or both. There is no assurance that an Investment Manager's analysis will prove accurate, and securities may lose value as a result of a downturn in the equity markets. In addition, Investment Managers may incur losses if their judgements regarding the timing of certain market trends, catalysts or events prove to be incorrect and long positions underperform short positions, even if they were correct regarding the directional movements of the securities being traded.

Relative Value

Quantitative Equity. These strategies, also known as statistical arbitrage strategies, are heavily dependent on sophisticated quantitative modeling and/or trading systems that seek to exploit short-term and long-term relationships among stock prices and volatility. Models and systems that have been formulated on the basis of past market data may not be predictive of future price movements. Investment Managers may select models and systems that are not well-suited to prevailing market conditions, or that have hidden biases or exposure to broad structural or sentiment shifts. In addition, the effectiveness of these models and systems generally deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models. In the event of static market conditions, quantitative equity strategies are less likely to generate significant profit opportunities from price divergences between long and short positions than in more volatile environments. Unusual events specific to particular corporations and major shifts and events external to the operations of markets can cause extreme market moves that are inconsistent with the historic correlation and volatility structure of the market. Systematic trading strategies present similar risks.

Merger Arbitrage. Merger arbitrage investments often incur significant losses when proposed transactions, including anticipated merger or acquisition transactions, are not consummated. The consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings; (vi) opposition of the management or shareholders of the target company, which often results in litigation to enjoin the proposed transaction; (vii) intervention of government agencies; (viii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (ix) an attempt by a third party to acquire the offeror; (x) in the case of a merger, failure to obtain the necessary shareholder approvals; (xi) market conditions resulting in material changes in securities prices; and (xii) compliance with any applicable legal requirements. Merger arbitrage positions also are subject to the risk of overall market movements. To the extent that a general increase or decline in equity values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. Merger arbitrage strategies also depend for success on the overall volume of merger activity, which historically has been cyclical in nature.

Capital Structure / Volatility Arbitrage. The success of volatility arbitrage strategies depends on the ability of the Investment Managers to accurately assess the relative value of securities in relation to their historical trading range in order to identify anomalies and other mispricings. However, even in instances of an accurate assessment of a security's historical trading range, the security may strike a new trading range, resulting in the failure of the strategy with respect to that security. In addition, hedging is an important feature of capital structure / volatility arbitrage strategy. There can be no assurance that any hedging techniques employed by an Investment Manager will be successful or that the hedging employed by the Investment Manager will not have the negative effect of lowering overall returns, or creating losses.

Fixed-Income Relative Value Strategies. Fixed-income relative value (or arbitrage) strategies generally involve spreads between two or more positions. To the extent the price relationships between such positions remain constant, no gain or loss on the position will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss to the spread position. Substantial risks are involved in trading in U.S. and non-U.S. government securities, corporate securities, investment company securities, mortgage-backed and asset-backed securities, futures and options, interest rate caps, interest rate swaps and the various other financial instruments and investments that fixed-income relative value strategies may trade. Substantial risks also are involved in borrowing and lending against such investments. The prices of these investments can be volatile, market movements are difficult to predict and financing sources and related interest and exchange rates are subject to rapid change. Certain securities may be subordinated (and thus exposed to the first level of default risk) or otherwise subject to substantial credit risks. Government policies, especially those of the Federal Reserve Board and foreign central banks, have profound effects on interest and exchange rates that, in turn, affect prices in areas of the investment and trading activities of fixed-income relative value strategies. Many other unforeseeable events, including actions by various other government agencies and domestic and international political events, may cause sharp market fluctuations. Additional risks include counterparty risk, margin calls, increased costs of funding, market illiquidity and deleveraging from other fixed-income market participants.

The success of the investment activities of an Investment Manager involved in fixed-income arbitrage will depend on such Investment Manager's ability to identify and exploit price discrepancies in the market. Identification and exploitation of the market opportunities involve uncertainty. No assurance can be given that an Investment Manager will be able to locate investment opportunities or to correctly exploit price discrepancies. A reduction in the pricing inefficiency of the markets in which such Investment Manager will seek to invest will reduce the scope for the Investment Manager's investment strategies. In the event that the perceived mispricings underlying such Investment Manager's positions were to fail to materialize as expected by such Investment Manager, the Fund could incur a loss.

Agency Mortgage-Backed Strategies. Similar to capital structure / volatility arbitrage strategies, hedging is an important feature of this strategy, as Investment Managers seek to hedge out interest rate risk to earn an additional spread. There can be no assurance that any hedging techniques employed by an Investment Manager will be successful or that the hedging employed by the Investment Manager will not have the negative effect of lowering overall returns, or creating losses. While the Fund is exposed to prepayment risk in connection with an Investment Manager's purchase of agency mortgage-backed securities, the Fund will not be exposed to credit losses as these securities are guaranteed by government-sponsored agencies.

Credit/Income

Distressed Strategies. Distressed investing involves investment in equity and debt securities or other claims of U.S. and non-U.S. issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type should be considered speculative, as they involve substantial financial and business risks that can result in substantial or, at times, even total losses. Among the risks inherent in investment in troubled entities is that it frequently may be difficult to obtain accurate information as to the condition of such issuers. In addition, the ability of such entities to repay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. Further, there is no minimum credit standard that is a prerequisite to an Investment Fund's investment in any instrument and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be below-investment grade, or so-called "junk bonds." Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the Bankruptcy Court's power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities also are subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. Distressed securities are often inefficiently priced due to their lack of liquidity, the existence of forced sellers and the uncertainty created by the restructuring process. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (for example, due to failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Investment Fund of the security or claim in respect of which such distribution was made.

Corporate Long/Short Strategies. As part of this strategy, an Investment Manager seeks to purchase undervalued securities and sell overvalued securities to generate returns and to hedge out some portion of the general market risk. These long and short positions may be completely unrelated. If the Investment Manager's analysis is incorrect or based on inaccurate information, these investments may result in significant losses to the Investment Fund. Since long/short equity strategies generally involve identifying securities that are undervalued (and, in the case of short positions, overvalued) by the marketplace, the success of the strategy necessarily depends upon the market eventually recognizing such value in the price of the security, which may not necessarily occur, or may occur over extended time frames that limit profitability. Positions may undergo significant short-term declines and experience considerable price volatility during these periods. In addition, long and short positions may or may not be correlated to each other. If the long and short positions are not correlated, it is possible to have investment losses in both the long and short sides of an Investment Fund's portfolio.

Trading

Discretionary. The success of discretionary, or "global macro", strategies will depend on an Investment Manager's ability to identify and exploit opportunities in global economies across both developed and emerging markets. Certain of these opportunities will result in an Investment Manager holding concentrated positions in a limited number of markets, which may expose those Investment Funds to a greater risk of loss than if they held positions in a broader range of markets. These strategies typically employ significant leverage that will magnify the Investment Funds' risk exposure, including risk of loss.

Systematic. Systematic traders utilize sophisticated technical models to analyze price and market data in order to identify trends across a broad range of markets. Systematic traders generally trade listed financial and commodity futures and interbank currency markets around the world. While many Investment Managers focus on identifying "long-term" trends (six months to one year), others have constructed models to predict short-term momentum and counter-trend price moves.

Commodities. Commodity strategies typically involve the purchase and/or sale of derivative instruments linked to various commodities, including, energy, agriculture, industrial and metals markets. Commodities strategies rely on the ability of the Investment Managers to properly identify attractive opportunities and to express those ideas via appropriate instruments. There is no assurance that the Investment Managers will achieve both of those requirements. In addition, Investment Managers generally express trades through commodity futures contracts, forwards and options on futures, and, therefore, the use of derivative instruments adds an additional layer of risk. Growth in commodity markets is largely attributed to significant emerging markets development. See "—The Investment Funds' Foreign Investments Involve Risk of Loss" for additional risks associated with investments in global markets, including emerging markets.

Investments in Fixed-Income Securities Involve Risk of Loss

Investment Managers may invest in fixed-income securities, typically when their yield and potential for capital appreciation are considered sufficiently attractive or in connection with convertible arbitrage strategies. Investment Managers also may invest in these securities for defensive purposes and to maintain liquidity. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations.

The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed-income securities markets can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, an Investment Fund may not be able to readily sell fixed-income securities at prices at or near their perceived value. If an Investment Fund needed to sell large blocks of fixed-income securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities. An unexpected increase in Investment Fund redemption requests, including requests from shareholders who may own a significant percentage of the Investment Fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Investment Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Investment Fund's share price and increase the Investment Fund's liquidity risk, expenses and/or taxable distributions. Economic and other market developments can adversely affect fixed-income securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e., "market making") activities for certain fixed-income securities, which could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

The Investment Managers may invest in both investment grade debt securities and non-investment grade debt securities (i.e., "junk bonds"). Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Investment Manager to be of comparable quality. Non-investment grade debt securities are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less liquid than for higher grade debt securities.

Investments in High-Yield Securities May Have an Adverse Effect

Investment Funds may invest in high-yield securities, including below-investment grade debt or so-called "junk bonds."

Such securities are generally not exchange traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, Investment Funds will invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the issuer's inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Among other risks, it frequently may be difficult to obtain accurate information as to the true condition of distressed issuers, and the ability of such entities to repay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. Judgments about the credit quality of the issuer and the relative value of its securities used to establish arbitrage positions may prove to be wrong. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy courts' power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities also are subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value and the Investment Managers' estimates of intrinsic value may be based on their views of market conditions, including interest rates, that may prove to be incorrect.

Interest Rate Risk

Prices of bonds and other fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of an Investment Fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the United States, an Investment Fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed-income securities generally rise. However, when interest rates fall, an Investment Fund's investments in new securities may be at lower yields and may reduce the Investment Fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows. In the event that an Investment Fund has a negative average portfolio duration, the value of the Investment Fund may decline in a declining interest rate environment. Unlike investment grade bonds, however, the prices of high yield bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

The Fund's and the Investment Funds' Use of Short Selling is Highly Speculative

The Investment Managers and Investment Funds may engage in short selling for hedging or non-hedging purposes. In addition, the Fund may engage in short selling, although it presently does not intend to do so. To effect a short sale, the Fund or an Investment Fund will borrow a security from a brokerage firm, or other permissible financial intermediary, to make delivery to the buyer, with an obligation to replace the borrowed securities at a later date. The Fund or an Investment Fund then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Short selling allows the investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. In certain circumstances, these techniques can substantially increase the impact of adverse price movements on the Fund's or an Investment Fund's portfolio. A short sale of a security involves the theoretical risk of an unlimited increase in the market price of the security, which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Short selling is a speculative investment technique that involves expenses to the Investment Funds and the following additional risks:

•	While the potential gain on a short sale is limited, the loss is theoretically unlimited.

•	It can increase the effect of adverse price movements on an Investment Fund's portfolio.

•	The Investment Fund may not be able to close out a short position at any particular time or at the desired price.

•	The Investment Fund may be subject to a "short squeeze" when other short sellers desire to replace a borrowed security at the same time as the Investment Fund, thus increasing the price the Investment Fund may have to pay for the security and causing the Investment Fund to incur losses on the position.

•	If the market for smaller capitalization or foreign companies becomes illiquid, the Investment Fund may be unable to obtain securities to cover short positions.

•	Certain foreign markets may limit the Investment Fund's ability to short stocks.

Short sale transactions have been subject to increased regulatory scrutiny, including the imposition of restrictions on short selling certain securities and reporting requirements. The Investment Funds' ability to execute a short selling strategy may be materially adversely impacted by rules, interpretations, prohibitions and restrictions on short selling activity adopted by regulatory authorities, including the SEC, its foreign counterparts, other government authorities or self-regulatory organizations. Such restrictions and prohibitions may be imposed with little or no advance notice and may impact prior trading activities of the Investment Funds. In addition, the Fund will be required to comply with Rule 18f-4 under the Investment Company Act to the extent it directly engages in any short sale transactions.

Investing in Convertible Securities Involves Risk of Loss

Investment Managers may employ convertible arbitrage strategies. The success of such strategies depends on the ability of an Investment Manager to accurately assess the relative value of a security in relation to its historical trading range. If assumptions used in the research and analysis of the arbitrage investment are incorrect or if the model used to evaluate arbitrage investments is flawed, arbitrage strategies may be unsuccessful.

Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that generally is paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Exchangeable convertibles carry the credit risk of the issuer, but the conversion value is dependent on the value of the common stock of the other company into which they are convertible.

The market value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

A convertible security may be subject to redemption at the option of the issuer at a price and date established in the convertible security's governing instrument. If a convertible security held by an Investment Fund is called for redemption, the Investment Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Investment Fund's ability to achieve its investment objective.

The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss

The Fund and Investment Funds may borrow money for investment and other purposes, and may directly or indirectly borrow funds from brokerage firms and banks. The Fund intends to borrow temporarily only for investment purposes and to meet requests for tenders. Borrowing for investment purposes, which is known as "leverage," is a speculative investment technique and involves risks and has the effect of potentially increasing losses. In addition, Investment Funds may leverage their investment returns with options, swaps, forwards, short selling and other derivatives.

Although leverage will increase investment return if the Fund or an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of such funds, using leverage will decrease investment return if the Fund or such Investment Fund fails to earn as much on such investments as it pays for the use of such funds. Using leverage, therefore, will magnify the volatility of the value of the Fund's or such Investment Fund's portfolio. If the Fund's or an Investment Fund's portfolio securities decline in value, it could be required to deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in the aggregate value of the Fund's or an Investment Fund's assets, whether resulting from changes in market value or from redemptions, it might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund or an Investment Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Any event that adversely affects the value of an investment would be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage by the Fund or an Investment Fund, directly or indirectly, could result in a loss to the Fund that would be greater than if leverage were not employed. In addition, to the extent that the Fund or Investment Funds borrow funds, the rates at which they can borrow will affect the operating results of the Fund.

In addition, the Investment Funds' anticipated use of short-term margin borrowings will generally result in certain additional risks to the Fund. For example, should the securities that are pledged to brokers to secure the Investment Funds' margin accounts decline in value, or should brokers from which the Investment Funds have borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then the Investment Funds could be subject to "margin calls," pursuant to which the Investment Funds must either deposit additional funds with their brokers or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of the assets of an Investment Fund, the Investment Fund might not be able to liquidate assets quickly enough to pay off the margin debt and might suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

With respect to borrowings by the Fund, the Investment Company Act limits the amount the Fund can borrow by imposing an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the "Asset Coverage Requirement"). This means that the value of the Fund's total indebtedness may not exceed one-third of the value of its total assets, including the proceeds of such indebtedness, measured at the time the Fund incurs the indebtedness.

The Fund May Borrow Money

The Fund may borrow money temporarily to fund investments in certain Investment Managers, subject to the lender's terms, or in connection with repurchases of, or tenders for, the Fund's Shares. The Fund, along with several other funds advised by the Adviser, is party to the Credit Agreement, under which the Fund may borrow from time to time on a revolving basis at any time up to $71,000,000.

If the Fund borrows money, its net asset value may be subject to greater fluctuation until the borrowing is repaid and, therefore, the risks of leverage described under "—The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss" will be present. The Fund would expect to repay leverage used to fund investments by selling its interests in Investment Funds. If the Fund were unable to sell a sufficient value of interests in Investment Funds to repay these borrowings, the Fund could reduce its leverage by using the proceeds of subsequent offerings of Shares. Because many Investment Funds use leverage as part of their investment strategy, the Fund's use of leverage to purchase these Investment Funds will magnify the potential volatility of the value of the Fund's Shares.

Borrowings by the Fund, if any, may be made on a secured basis. The Fund's custodian will then either segregate the assets securing the Fund's borrowings for the benefit of the Fund's lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lender will have the right, through the Fund's custodian, to redeem the Fund's investments in Investment Funds without consideration of whether doing so would be in the best interests of the Fund's shareholders. The rights of any lender to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund's shareholders, and the terms of the Fund's borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. Additionally, the Fund must comply with the Asset Coverage Requirement. See "—The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss."

The Investment Funds' Foreign Investments Involve Risk of Loss

One or more Investment Funds may invest in the securities of foreign issuers, including those in emerging markets, and in depositary receipts, such as American Depositary Receipts (ADRs). Certain Investment Funds may be denominated in non-U.S. currencies. Foreign securities in which an Investment Manager may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Foreign investments face specific risks, which include:

•	unfavorable changes in currency rates and exchange control regulations;

•	restrictions on, and costs associated with, the exchange of currencies and the repatriation of capital;

•	reduced availability of information regarding foreign companies;

•	different accounting, auditing, financial and legal standards and possibly less stringent reporting standards and requirements;

•	reduced liquidity and greater volatility;

•	increased brokerage commissions and custody fees;

•	securities markets that are less developed than in the United States may suffer from periods of relative illiquidity, and may be subject to a lesser degree of supervision and regulation than securities markets in the United States;

•	foreign withholding and other taxes;

•	delays in settling securities transactions;

•	threat of nationalization and expropriation and confiscatory taxation;

•	limits on the amounts of investment by foreign persons in particular issuers;

•	limits on the investment by foreign persons to specific classes of securities with less advantageous rights;

•	general social, political and economic instability and adverse diplomatic developments; and

•	the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility.

These risks may be heightened for investments in obligations of companies that are experiencing financial difficulties. In addition, the bankruptcy, reorganization or similar laws and regulations affecting these foreign companies may be less favorable than those affecting U.S. companies and, therefore, the ability of an Investment Fund to realize on its investments in foreign companies may be adversely affected.

The Investment Funds may also invest a portion of their assets in foreign currencies, or in instruments denominated in foreign currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. An Investment Fund may or may not seek to hedge all or any portion of its non-U.S. currency exposure. To the extent unhedged, the value of an Investment Fund's assets will fluctuate with U.S. dollar exchange rates as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which such Investment Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of such Investment Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on an Investment Fund's non-U.S. dollar securities.

In addition to the risks associated with investments in foreign securities generally, investments in securities located in particular regions or countries with emerging markets may face additional risks. See "—Emerging Markets Risk."

Emerging Markets Risk

Because Investment Managers may purchase obligations of companies worldwide, they may purchase obligations of issuers located in emerging countries. Emerging countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of emerging countries may be more volatile than the markets of more mature economies. Many emerging countries providing investment opportunities have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

The liquidity and market capitalization of emerging markets is very limited. As a result, financial instruments in these markets tend to be correlated to each other. Short-term capital flows can be volatile and can cause emerging markets to move up together and, when flows reverse, to fall in unison. Governments in some emerging markets have manipulated markets to squeeze out short sellers, and have periodically imposed structural impediments to short selling. This can often make short selling difficult for Investment Managers who want to control downside risk in adverse market environments. As a consequence, most emerging market managers tend to have a long bias to equities.

In addition to the risks associated with investments in foreign securities generally, investments in securities located in particular regions or countries with emerging markets may face the following additional risks, among others:

•	inflation and rapid fluctuations in inflation;

•	high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries;

•	high concentration of investors and financial intermediaries;

•	overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and

•	overburdened infrastructure and obsolete or unseasoned financial systems.

Investment Funds May Be Concentrated or Invest Significantly in Volatile Sectors and Markets

One or more Investment Managers, from time to time, may invest a substantial portion of its Investment Fund's assets in an industry sector, in only a limited number of issuers or, in certain cases, in securities of a single issuer. As a result, the investment portfolios of these Investment Funds (as well as the Fund's portfolio) may be subject to greater risk and volatility than if investments had been made in a broader range of issuers. In addition, an Investment Fund's emphasis in a particular sector or issuer may be especially volatile. To the extent that an Investment Fund concentrates its portfolio in a single industry, in a limited number of issuers or in securities of only a single issuer, the risk of any investment decision is increased.

Shareholders Have Only Limited Liquidity

The Fund is a closed-end investment company designed primarily for long-term investors. Shares in the Fund are not traded on any securities exchange or other market. Shares are not transferable except by operation of law upon the death, bankruptcy, insolvency or dissolution of a shareholder or otherwise only with the consent of the Board (which consent may be withheld in the Board's sole and absolute discretion), and liquidity will be provided only through limited repurchase offers. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders on a quarterly basis.

The Fund's repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been, if sufficient additional Shares are not sold. Therefore, it may force the Fund to sell assets (i.e., interests in Investment Funds) it otherwise would not sell. It also may reduce the investment opportunities available to the Fund and cause its expense ratio to increase. The Fund likely will sell its more liquid assets first to satisfy repurchase requests, thus increasing its concentration in less liquid securities.

Restricted and Illiquid Investments Involve the Risk of Loss

The Investment Managers may invest without limitation in restricted securities and other investments that are illiquid, which may include so-called "PIPE" (private investments in public equity) securities. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act"), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.

Where registration is required to sell a security, an Investment Manager may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Investment Manager may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Investment Manager might obtain a less favorable price than the prevailing price when it decided to sell. Investment Managers may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities. An Investment Fund's portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

Some of the Investment Funds may invest all or a portion of their assets in private placements that may be illiquid. Some of these investments are held in so-called side pockets, which are sub-funds within the Investment Funds, that provide for their separate liquidation over a much longer period than an investment in the Investment Fund. Were the Fund to seek to liquidate its investment in an Investment Fund that maintains these investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. During the period until the Fund fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. The Fund expects that the number of side pocket investments in which it will participate will be minimal under normal market conditions.

The Fund's repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund's ability to make withdrawals from Investment Funds, which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Investment Managers permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Investment Funds, under certain circumstances, may impose limits (known as "gates") on the aggregate amount that an investor or all investors in the Investment Fund may withdraw on any single withdrawal date, and (iii) the Investment Funds' portfolios may include investments that are difficult to value and that may only be able to be disposed of by the Investment Managers at substantial discounts or losses.

In addition, the Fund's interests in the Investment Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Investment Fund pursuant to limited withdrawal rights. Some Investment Funds also may suspend the redemption rights of their investors, including the Fund, from time to time. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time.

The Fund's Use of Derivatives Involves Risks

The Fund expects to use derivatives as a means to attempt to hedge against foreign currency risks. The Adviser believes that it will utilize principally forward currency exchange contracts, although it may also utilize put options and futures contracts.

Forward currency exchange contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. The Fund may use forward currency exchange contracts for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, as Investment Funds may invest in instruments denominated in currencies other than the U.S. dollar and certain Investment Funds may be denominated in non-U.S. currencies. This hedging technique would allow the Adviser to "lock in" the U.S. dollar price of the security. The Fund also may use forward contracts to attempt to protect the value of an Investment Fund's holdings of foreign securities. There may be, however, imperfect correlation between an Investment Fund's foreign securities holdings and the forward contracts entered into by the Fund with respect to such holdings.

Options transactions may be effected on securities exchanges or in the over-the-counter market. When put options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trade may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trade, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser's ability to predict correctly movements in the direction of the relevant market.

There can be no assurance that the Fund will utilize such derivatives or that the use of such derivatives will be successful.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

The Investment Funds' Use of Derivatives Involves Risk

Some of the Investment Funds may invest in, or enter into, derivatives, including options, swaps, swaptions, futures and forward agreements, for investment or hedging purposes. The use of these instruments involves the following risks, among others:

•	Derivatives can be volatile.

•	Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Investment Fund's performance.

•	The market for any derivative is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•	Entering into derivatives in foreign markets may involve more risk than entering into domestic transactions.

•	Certain derivatives, such as swaps, involve the assumption of the credit risk of the counterparty to the transactions.

The stability and liquidity of derivatives depend in large part on the creditworthiness of the parties to the transactions. It is expected that each Investment Manager will monitor on an ongoing basis the creditworthiness of firms with which it will enter into derivatives. If there is a default by the counterparty to such transaction, the applicable Investment Manager will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs that could result in the net asset value of the Investment Fund (and thus the Fund) being less than if such Investment Manager had not entered into the transaction. Furthermore, there is a risk that a counterparty could become insolvent. If one or more of an Investment Manager's counterparties (e.g., prime broker or broker-dealer) were to become insolvent or the subject of liquidation proceedings in the United States, there exists the risk that the recovery of such Investment Manager's fund's securities and other assets from such prime broker or broker-dealer will be delayed or will be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

In addition, the Investment Managers may use counterparties located in various jurisdictions outside the United States. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Investment Funds' assets are subject to substantial limitations and uncertainties.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

Investments in Commodity Interests May Involve Substantial Risks

Some of the Investment Funds may trade in commodity interests. The low margin or premiums normally required in trading commodity interests may provide a large amount of indirect leverage, and a relatively small change in the price of a security or contract could produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold on commodities, and an Investment Fund may be required to maintain a position until exercise or expiration, which could result in losses.

Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent an Investment Fund from promptly liquidating unfavorable positions and could subject such Investment Fund, and therefore the Fund, to substantial losses. In addition, Investment Funds may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks.

The price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, shareholders may close futures contracts through offsetting transactions that would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Successful use of stock index futures contracts by an Investment Fund also is subject to the Investment Manager's ability to correctly predict movements in the direction of the market.

Price movements of forward, futures and other derivative contracts in which an Investment Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. An Investment Fund also is subject to the risk of the failure of any exchanges on which its positions trade or of their clearinghouses.

Investment Funds May Be Exposed to Credit Risk

Many of the markets in which the Investment Funds effect their transactions are over-the-counter or "interdealer" markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. To the extent an Investment Fund invests in swaps, derivative or synthetic instruments, or other over-the-counter transactions, on these markets, such Investment Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes Investment Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing an Investment Fund to suffer a loss. Such "counterparty risk" is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where an Investment Fund has concentrated its transactions with a single or small group of counterparties. Investment Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Investment Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses.

Incentive Fee

The right to the Incentive Fee may give the Adviser reason to select investments for the Fund that are riskier or more speculative than those it would select if it were paid only the Advisory Fee.

The Incentive Fee is accrued monthly as a liability of the Fund and so reduces the net asset value of all Shares. The Incentive Fee is based on the realized and unrealized appreciation attributable to the Fund as a whole, rather than separately with regard to each shareholder or shareholders that invest in the Fund as of the same date. The repurchase price received by a shareholder whose Shares are repurchased in a tender offer will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. However, the Fund will not accrue an Incentive Fee for any period unless it has fully recovered any cumulative losses from prior fiscal quarters. An Incentive Fee accrual may subsequently be reversed if the Fund's performance declines within the fiscal quarter. No adjustment to a repurchase price will be made after it has been determined.

Whenever Shares are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund's assets paid in respect of such repurchase or in respect of such dividend or distribution. For example, if the Fund has a cumulative loss of $5 million, and 5% of the Fund's Shares are repurchased in a repurchase offer (meaning that 5% of the Fund's assets are paid out to tendering shareholders), then the amount of the cumulative loss will be reduced by 5% (or $250,000) to $4,750,000. However, the amount of any cumulative loss incurred by the Fund will not be increased by any sales of Shares (including Shares issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding Shares increases, the per Share amount (but not the dollar amount) of cumulative loss will be reduced. In addition, if an Incentive Fee accrual is reversed within any quarter, each shareholder at the time of the reversal will bear his or her pro rata share (based on shareholding) of such reversal regardless of the shareholdings at the time the Incentive Fee was accrued. Thus, if a shareholder purchases Shares other than at the beginning of the quarter and Incentive Fees have already been accrued in that quarter, the existing shareholders' portion of any accrual reversal will be diluted. As a result of the foregoing, an existing shareholder whose portion of cumulative net loss or accrual reversal has been diluted, in effect, may be charged with the Incentive Fee before such shareholder recovers all cumulative net loss attributed to the shareholder.

For an explanation of the Incentive Fee calculation, see "Management of the Fund—Incentive Fee."

The Incentive Fees Charged by the Investment Managers and the Adviser May Create Incentives for Speculative Investment

Each Investment Manager generally charges an asset-based fee and some or all of the Investment Managers receive incentive fees or allocations. The asset-based fees of the Investment Funds generally are expected to approximate 1.50% of net assets, and the incentive fees or allocations of the unregistered Investment Funds generally are expected to approximate 20% of net profits, but may be greater or less in some cases.

The incentive fee or allocation that will be received by an Investment Manager may create an incentive for the Investment Manager to make investments that are riskier or more speculative than those that might have been made in the absence of the incentive fee. In addition, because the incentive fees or allocations are calculated on a basis that includes realized and unrealized appreciation of an Investment Fund's assets, the fee or allocation may be greater than if it were based solely on realized gains. The Adviser's receipt of an incentive-based fee or allocation will give rise to similar risks.

The Fund is Non-Diversified

The Fund is classified as a "non-diversified" management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its Shares. In general, the Fund limits to less than 25% of its assets its investment in any one Investment Fund.

Investment Funds and Investment Managers May Be Newly Organized

Some Investment Funds and Investment Managers may be newly organized and therefore may have no, or only limited, operating histories. However, the Adviser will endeavor to select Investment Managers whose principals have capital markets experience. There can be no assurance that the Adviser's assessments of Investment Managers, and, in turn, their assessments of the short-term or long-term prospects of investments, will prove accurate or that the Fund will achieve its investment objective.

The Investment Funds May Purchase Equity Securities Without Restriction as to Market Capitalization

Investment Funds generally may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies and early-growth stage companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, "blue-chip" companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid.

Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which Investment Funds invest may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience.

Conflicts of Interest

The Adviser, including UBS Hedge Fund Solutions, and its affiliates manage the assets of registered investment companies, private investment funds and individual accounts (excluding the Fund, collectively, "Adviser Clients"). The Fund has no interest in these activities. In addition, the Adviser, its affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest.

The Adviser or its affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for itself or its officers, directors, partners, members or employees, but not for the Fund. Situations also may arise in which the Adviser, its affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund.

Investment research and due diligence are generally discussed among portfolio managers and other senior personnel of the Adviser and its affiliates. However, investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Investment Fund as an Adviser Client, the opportunity will be allocated fairly and equitably in accordance with the Adviser's allocation policies and procedures. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all investments. In some cases, this process may adversely affect the amount the Fund will be able to invest in an Investment Fund. In other cases, the Fund may invest in a manner opposite to that of Adviser Clients – i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa. However, the Adviser will seek to resolve such conflicts in a fair and equitable manner and believes that such risks are mitigated by its allocation policies and procedures.

While the Adviser will seek to ensure that neither the Fund nor any Adviser Client will be systematically disadvantaged by the aggregation, placement and allocation of orders and investments, situations may arise in which the investment activities of Adviser Clients, the Adviser, its affiliates and any of their respective officers, directors, partners, members or employees disadvantage the Fund. Such situations may be based on, among other things: (i) restrictions under the Investment Company Act and other laws regarding the combined size of positions that may be taken in an Investment Fund by the Fund and Adviser Clients, thereby limiting the size of the Fund's position in such Investment Fund; (ii) the difficulty of withdrawing from an Investment Fund where the market cannot absorb the sale of the combined positions of the Fund and the Adviser Clients; and (iii) the determination that a particular investment is warranted only if hedged with an option or other instrument.

The officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and its officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

Credit Suisse Group AG and its affiliates (collectively, "CSG") hold passive, non-controlling, minority economic interests in a select few Investment Managers, certain of which the Adviser, prior to UBS's acquisition of CSG (the "Acquisition"), determined to allocate Fund assets to. CSG generally also holds customary protective rights in connection with its economic interests. The Fund bears, in the ordinary course, the asset-based and incentive fees charged by, and its pro rata share of the expenses of, the Investment Funds advised or sponsored by these Investment Managers, and the revenues received by CSG from these Investment Managers on account of CSG's economic interests in the Investment Managers will not be reduced or waived on account of the Acquisition. The Adviser may, in its sole discretion, determine to allocate additional Fund assets to Investment Managers in which CSG holds such an interest. For regulatory reasons, the Adviser may not be able to allocate Fund assets to certain Investment Managers in which CSG holds an economic interest.

The Adviser and its affiliates, including the Distributor and CSG, may have other business relationships with Investment Managers or Investment Funds that relate to, among other things, placement agent services, financing, or other investment banking services, borrowing, lending or arranging credit, trade execution, clearance and settlement, data, operational and portfolio management support and certain functions associated with prime brokerage, which would entitle them to certain fees, commissions and/or revenues from the Investment Funds, Investment Managers and/or their affiliates. Investment Managers also may receive research products and services in connection with the brokerage services that the Adviser and its affiliates may provide from time to time to one or more accounts managed by the Investment Managers or their affiliates, or to the Fund. Unless otherwise required by law or regulation, the Adviser and its affiliates are not under any obligation to rebate or waive compensation received in connection with the foregoing agreements or arrangements. These relationships, however, could preclude the Fund from engaging in certain transactions and could constrain the Fund's investment flexibility.

UBS or its affiliates may lend to issuers whose securities are owned by the Fund or by the Investment Funds, or to affiliates of those issuers, or may receive guarantees from the issuers of those securities. In making and administering such loans, UBS or its affiliates may take actions, including restructuring a loan, foreclosing on the loan, requiring additional collateral from an issuer, charging significant fees and interest to the issuer, placing the issuer in bankruptcy or demanding payment on a loan guarantee, that may be contrary to the interests of the Fund. If that happens, the security issued by the borrower or the guarantor or the affiliate that is owned by the Fund or the Investment Funds may lose some or all of its value.

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund has elected to be treated, and intends to comply annually with the requirements necessary to qualify, as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. See "Taxes—Taxation of the Fund."

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the Investment Funds in which the Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund's income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Funds in which the Fund can invest or the amount that may be invested in certain Investment Funds. Furthermore, although the Fund expects to receive information from each Investment Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement of RIC qualification, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional interests in Investment Funds to bring the Fund into compliance with the asset diversification test. However, the action frequently taken by regulated investment companies ("RICs") to avert such a failure, the disposition of non-diversified assets, may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Investment Funds. While relevant tax provisions afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund's ability to effect a sale of, or redemption from, an Investment Fund may limit utilization of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions. However, the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification or other RIC requirements, it may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, the Fund would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to shareholders generally would be treated as corporate dividends. See "Tax Aspects—Qualification as a Regulated Investment Company; Tax Treatment" in the Fund's SAI. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund's current and accumulated earnings and profits. Accordingly, disqualification as a RIC may have a material adverse effect on the value of the Fund's Shares and the amount of the Fund's distributions. The Fund is required each December to make certain "excise tax" calculations based on income and gain information that must be obtained from the Investment Funds. See "Taxes—Taxation of the Fund." If the Fund does not receive sufficient information from the Investment Funds, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income. The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of the Fund's current and accumulated earnings and profits for the relevant period (i.e., a return of capital). See "Taxes—Distributions to Shareholders" for more information regarding the treatment of returns of capital.

In addition, the Fund may invest a substantial portion of its assets in non-U.S. Investment Funds that are classified as "passive foreign investment companies" (each, a "PFIC") for U.S. federal income tax purposes. As described below at "Taxes—Nature of the Fund's Investments—Investments in Passive Foreign Investment Companies," the Fund intends to make a mark-to-market election with respect to certain of its non-U.S. Investment Funds that are PFICs, with the result that a substantial portion of the Fund's income and gains may be ordinary in nature (and not eligible for distribution to shareholders as capital gain dividends or as "qualified dividend income"). Any non-U.S. Investment Funds and other non-U.S. entities in or through which the Fund invests may be subject to non-U.S. withholding and other taxes. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding on foreign investment entities with respect to their U.S. investments (including those described in the SAI under the caption "Tax Aspects—Foreign Account Tax Compliance provisions of the Hiring Incentives to Restore Employment Act").

Distributions to Shareholders and Payment of Tax Liability

The Fund will distribute at least 90% of its investment income and net short-term capital gains to shareholders each year. See "Taxes." Shareholders will be required each year to pay applicable U.S. federal, state and local income taxes on their respective share of such distributions. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes, as if such amounts had not been reinvested, from sources other than Fund distributions.

Cybersecurity Risk

The Fund and its service providers, as well as the Investment Funds and their service providers, are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Distributor, Fund Administrator, The Bank of New York Mellon or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund's ability to calculate its net asset value; (iii) impediments to the Fund's trading activities; (iv) the inability of investors to transact business with the Fund; (v) violations of applicable privacy, data security or other laws; (vi) regulatory fines and penalties; (vii) reputational damage; (viii) reimbursement or other compensation or remediation costs; (ix) legal fees; or (x) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting underlying Investment Funds, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

No Public Trading [Text Block]		No public market exists for Shares, and none is expected to develop.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is an unincorporated statutory trust organized under the laws of the State of Delaware. The Fund is authorized to issue an unlimited number of Shares. The Board is authorized to increase or decrease the number of Shares the Fund is authorized to issue. Each Share has one vote at all meetings of shareholders and, when issued and paid for in accordance with the terms of the offering, will be non-assessable.

All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Shareholders are not liable for further calls or assessments. The Fund will send periodic reports (including financial statements) to all shareholders. The Fund does not intend to hold annual meetings of shareholders. Shareholders are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Shares are not available in certificated form. Any transfer of Shares will be void if made (i) to an account held through a broker, dealer or other financial intermediary that has not entered into an agreement for the provision of shareholder services to the Fund or (ii) to any person who is not a Qualified Investor. In addition, in the event of any transfer that violates the foregoing transfer restrictions, such as pursuant to testate or intestate succession, the Fund will have the right (but not the obligation) to repurchase any such improperly transferred Shares at their then current net asset value. This repurchase right would be in addition to any other remedy that the Fund may have, including, when consistent with applicable law, refusing to recognize any such transfer. With very limited exceptions, Shares are not transferable and liquidity is provided principally through limited repurchase offers. See "Risk Factors—Shareholders Have Only Limited Liquidity."

In general, any action requiring a vote of the holders of the Shares of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding Shares. Any change in the Fund's fundamental policies may also be authorized by the vote of the holders of two-thirds of the Shares present at a shareholders' meeting if the holders of a majority of the outstanding Shares are present or represented by proxy.

The Trust Agreement provides that the Fund will be dissolved if the Shares of any shareholder that has submitted a written request, in accordance with the terms of the Trust Agreement, to tender its entire shareholding for repurchase by the Fund has not been repurchased within a period of two years of such request.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, shareholders are entitled to share ratably in the remaining assets of the Fund.

Security Liquidation Rights [Text Block]		In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, shareholders are entitled to share ratably in the remaining assets of the Fund.
Security Preemptive and Other Rights [Text Block]		no conversion, preemptive or other subscription rights.
Employing Fund Of Funds Strategy Involves Risks Not Present In Direct Investment Programs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Employing a "Fund of Funds" Strategy Involves Risks Not Present in Direct Investment Programs

Identifying the appropriate investment strategies, Investment Managers and suitable Investment Funds is difficult and involves a high degree of uncertainty. In addition, certain Investment Funds, from time to time, are oversubscribed or closed, and it may not be possible to make investments that have been identified as attractive opportunities. The success of the Fund depends in large part upon the ability of the Adviser and the Investment Managers to develop and implement investment strategies that achieve the Fund's investment objectives. See "—Conflicts of Interest." In addition, although the Adviser expects to monitor the Investment Managers to which the Fund allocates its capital, it is always possible that a number of the Investment Managers might take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund's investment goal.

While the Fund may invest in registered investment companies, the Investment Funds generally will not be registered as investment companies under the Investment Company Act. Therefore, despite the fact that the Fund itself is registered under the Investment Company Act, as an investor in Investment Funds, the Fund will not be able to avail itself of the protections afforded by the Investment Company Act to investors in registered investment companies, such as the limitations applicable to the use of leverage and the requirements concerning custody of assets, composition of boards of directors and approvals of investment advisory arrangements. Market conditions and trading approaches are continually changing, and a particular Investment Manager's past successful performance may be largely irrelevant to such Investment Manager's prospects for future profitability.

The Investment Company Act provides that securities for which market quotations are "readily available" must be valued at market value, and all other securities and other assets must be valued at "fair value" in accordance with requirements under the Investment Company Act. The Board has approved procedures pursuant to which the Fund values its investments (the "Valuation Procedures"), and has designated the Adviser as the Board's "valuation designee" (as defined in Rule 2a-5 under the Investment Company Act) to determine fair value in good faith for all Fund investments for which market quotations are not readily available. The Adviser generally values the Fund's investment in Investment Funds using the "practical expedient," in accordance with Accounting Standards Codification ("ASC") Topic 820, based on the valuation provided to the Adviser by an Investment Fund in accordance with the Investment Fund's own valuation policies, provided that the Investment Fund falls within the scope of ASC 946. Although the Adviser will receive detailed information from each Investment Manager regarding its historical performance and investment strategy, in most cases the Adviser has little or no means of independently verifying this information. In addition, certain securities in which an Investment Fund may invest may not have a readily ascertainable market price. Such securities will generally be valued by Investment Managers, which valuation will be conclusive with respect to the Investment Fund, even though such Investment Managers may face a conflict of interest in valuing such securities because the value thereof will affect their compensation. The Fund may rely on estimates of the value of these investments when calculating its net asset value. The Fund may suspend the calculation of its net asset value, and sales of its Shares, during periods when an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, and at any other time determined by the Board.

In addition, the valuation of the Fund's investment in an Investment Fund, as determined under the Valuation Procedures, may under certain circumstances vary from the valuation provided by the Investment Manager of that Investment Fund. See "Calculation of Net Asset Value." Shareholders should recognize that valuations of illiquid securities, such as interests in Investment Funds, involve various judgments and consideration of factors that may be subjective. As a result, the net asset value of the Fund, as determined based on the fair value of its interests in Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Investment Funds. In addition, the Investment Funds may not always be able to readily provide the Fund with their finalized net asset values in advance of a purchase or withdrawal. In such an event, it may be necessary for the Fund to rely on an estimate of the net asset value provided by the Investment Funds. The Adviser will attempt to resolve any discrepancies between valuations assigned by an Investment Manager and fair value as determined by the Adviser and Fund Administrator by seeking information from the Investment Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund's investment in accordance with the Valuation Procedures.

An Investment Manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. The investment strategies and styles used by an Investment Manager are subject to change without notice. For information about an Investment Fund's net asset value and portfolio composition, the Adviser is dependent on information provided by the Investment Funds, which if inaccurate could adversely affect the Adviser's ability to manage the Fund's investment portfolio in accordance with its investment objective and to value accurately the Fund's Shares. Shareholders in the Fund have no individual right to receive information about the Investment Funds or the Investment Managers, will not be investors in the Investment Funds and will have no rights with respect to or standing with or recourse against the Investment Funds, Investment Managers or any of their affiliates.

The Adviser will not have any control over the investments made by Investment Managers. The Adviser may, however, reallocate the Fund's investments among the Investment Funds, but the Adviser's ability to do so may be constrained by the withdrawal limitations imposed by the Investment Funds. These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should an Investment Manager fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser's ability to terminate investments in Investment Funds that are poorly performing or have otherwise had adverse changes. In addition, at times when Investment Funds offer limited availability to shareholders, the Adviser may allocate such limited availability among and between multiple entities managed by it or its affiliates, resulting in a Fund portfolio that differs from the portfolio that might result if the Adviser only managed the Fund. Although the Adviser intends to use certain criteria in evaluating and monitoring Investment Funds, there is no assurance that the Adviser will use the same criteria for all Investment Funds. Although the Adviser employs a due diligence process to review each Investment Manager's back office and accounting systems and obtains third party verifications and background checks, there is no assurance that such efforts will detect fraud, malfeasance, inadequate back office systems or other flaws or problems with respect to the Investment Manager's operations and activities.

A shareholder who meets the conditions imposed by the Investment Managers can invest directly with the Investment Managers. These conditions include investment minimums that may be considerably higher than the Fund's stated minimum investment. By investing in the Investment Funds indirectly through the Fund, the shareholder bears two layers of asset-based fees, expenses and incentive fees—at the Fund level and the Investment Fund level. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Investment Manager or Investment Fund. The Fund may also invest in Investment Funds that invest in other investment vehicles, thereby subjecting the Fund, and Fund shareholders, to an additional level of fees. In the aggregate, these fees and expenses can be substantial and will adversely affect the value of any investment in the Fund. The Investment Funds also may have high portfolio turnover rates (i.e., 100% or higher), which may result in higher brokerage commissions and, therefore, lower investment returns.

Each Investment Manager will receive any incentive fees or allocations to which it is entitled irrespective of the performance of the other Investment Managers and the Fund generally. Accordingly, an Investment Manager may receive an incentive fee or allocation from an Investment Fund, and thus indirectly from the Fund's shareholders, for positive performance of the Investment Fund, even if the Fund's returns are negative. Investment decisions of the Investment Funds are made by the Investment Managers entirely independent of the Adviser and of each other. As a result, at any particular time, one Investment Fund may be purchasing securities of an issuer whose securities are being sold by another Investment Fund. Consequently, the Fund could incur indirectly certain transaction costs without accomplishing any net investment result. Similarly, the use of multiple Investment Managers may cause one or more Investment Funds to hold opposite positions in securities of issuers, thereby decreasing or eliminating the possibility of positive returns from such an investment.

Each Investment Manager has exclusive responsibility for making trading decisions on behalf of its Investment Fund. The Investment Managers also manage other accounts (including funds and accounts in which the same Investment Managers may have ownership interests) that, together with accounts already managed by such Investment Managers, could compete for the same trades an Investment Manager might otherwise make on behalf of the Fund, including competition for priority of order entry.

The Investment Managers have varying levels of experience. The Investment Managers and their principals may employ trading methods and policies that may differ from those of other Investment Managers, and that may deviate from the Adviser's expectations concerning such methods and policies. Therefore, the results of any Investment Manager's investments on behalf of the Fund may differ from those of the other accounts operated by the Investment Managers and from results anticipated by the Fund's models and projections.

Investment Managers are subject to various risks, including, but not limited to, operational risks such as the ability to provide an adequate operating environment for an Investment Fund such as back office functions, trade processing, accounting, administration, risk management, valuation services and reporting. Operational risks also include, for example, mistakes made in the confirmation or settlement of transactions, transactions not being properly booked, evaluated or accounted for or other similar disruptions in an Investment Fund's operations that may cause an Investment Fund to suffer financial loss, disruption of its businesses, liability to clients or third parties, regulatory intervention or reputational damage. Investment Managers may also face competition from other investment funds that may be more established and have larger capital bases and have larger numbers of qualified management and technical personnel. Additionally, certain Investment Managers may pursue over time different investment strategies that may limit the Fund's ability to assess an Investment Manager's ability to achieve its long-term investment objective. Furthermore, an Investment Manager may face additional risks as the assets of an Investment Fund increase over time. In such instances, an Investment Manager may be unable to manage an Investment Fund's increased assets effectively because it may be unable to maintain the Investment Fund's current investment strategy or find the types of investments better suited for an Investment Fund with an increased capital basis.

The Fund seeks to allocate its assets among various Investment Managers. Such dispersion may not be achieved as a result of insufficient investment opportunities or insufficient investable assets as a result of insufficient subscriptions or withdrawals by shareholders. Although the dispersion of the Fund's investments is intended to reduce the Fund's exposure to adverse events associated with specific issuers or industries, the number of investments by Investment Funds will be limited, and the portfolios of some Investment Funds may be highly concentrated in particular companies, industries or countries. Moreover, in certain cases an Investment Fund's portfolio may only consist of securities of a single issuer. As a consequence, the Fund's returns as a whole may be adversely affected by the unfavorable performance of even a single investment by an Investment Fund.

Since the Fund may make additional investments in the Investment Funds only at certain times pursuant to limitations set forth in the governing agreements of the Investment Funds, the Fund from time to time may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months.

Generally, Investment Funds are permitted to redeem their securities in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in an Investment Fund, the Fund may receive securities that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities at a time and in a manner that is in the best interests of the Fund.

Like an investment in the Fund, investments in the Investment Funds generally will be illiquid. The governing instruments of each Investment Fund likely will have provisions restricting both the transferability of an investor's interest and the ability of any investor to withdraw its investment in certain circumstances. Additionally, Investment Funds may charge fees in respect of withdrawals or redemptions, and may suspend the redemption rights of their investors, including the Fund, from time to time. Certain Investment Funds have limitations on the ability to withdraw or redeem assets, and, under certain circumstances, may impose limits (known as "gates") on the aggregate amount that an investor, or all investors, in an Investment Fund may withdraw on a single withdrawal date, and some Investment Funds will not have withdrawal periods that coincide with those of the Fund. As a result, the liquidity of the Fund's Shares may be adversely affected and the Fund may manage its investment program differently than if it were able to withdraw monies from each Investment Fund at the same time it desires to provide liquidity to its shareholders. In addition, Investment Funds may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and an Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Some Investment Funds that invest a high percentage of their assets in illiquid investments may experience difficulty in meeting redemption requests and may also not be able to meet redemption requests through distributions in kind. In such circumstances, the Fund's ability to provide liquidity to shareholders could be adversely affected.

The Fund may be required to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, breaches of representations and warranties included in the Investment Fund's subscription documents and certain acts or omissions relating to the offer or sale of the Fund's Shares, or from liability of an Investment Fund or an Investment Manager to a service provider arising out of the same breach. Shareholders may be exposed, indirectly, to these indemnification obligations.

Investments In Non Voting Stock Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock; Inability to Vote

The Fund intends to purchase non-voting securities of, or contractually forego the right to vote in respect of, an Investment Fund in order to avoid becoming (i) an "affiliated person" of any Investment Fund within the meaning of the Investment Company Act and (ii) subject to the Investment Company Act limitations and prohibitions on transactions with affiliated persons. For any Investment Fund where the Fund would be unable to do either of the foregoing (and the Fund does not anticipate that it would not be able to do so), it intends to limit its holdings of the Investment Fund to less than 5% of the Investment Fund's voting securities. See "Investment Program—Investment Objective and Policies."

The Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. This result would be accomplished through a written agreement between the Fund and the Investment Fund, whereby the Fund irrevocably foregoes the right to vote in a manner that legally binds both the Fund and all subsequent holders, and the Investment Fund is granted the right to enjoin any holder from voting. Such an agreement also will include a statement of the parties' intention that the agreement should be interpreted broadly to effect the parties' desire that the Fund's interest be identical to that of a separate non-voting class. In each instance, the Adviser will determine if the Fund will waive the Fund's voting rights, and will consider only the interests of the Fund and not the interests of the Adviser or those of the Adviser's other clients. The Fund will not receive any consideration in return for entering into a waiver arrangement. Any such arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of an Investment Fund that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an "affiliate" of the Investment Fund within the meaning of the Investment Company Act.

To the extent the Fund purchases non-voting securities of, or contractually foregoes the right to vote in respect of, an Investment Fund, it will not be able to vote on matters that require the approval of the limited partners of the Investment Fund, including a matter that could be adverse to the Fund's interests, such as changes to the Investment Fund's investment objective or policies or the termination of the Investment Fund. As a result, the Fund's influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its shareholders.

Business And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund's investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund. These factors may affect, among other things, the level of volatility of securities' prices, the liquidity of the Investment Funds' investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund's profitability or result in significant losses. Additionally, the regulatory environment for Investment Funds is evolving, and changes in the regulation of Investment Funds may adversely affect the value of investments held by the Fund and the ability of the Fund successfully to pursue its investment strategy. In addition, the securities, commodities and futures markets are subject to comprehensive statutes, regulations and margin requirements. Additionally, the regulation of derivative transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action. In particular, Congress has held hearings regarding taxation and regulatory policy as it relates to leveraged investors, tax-exempt investors and hedge funds, and the SEC has engaged in a general investigation of hedge funds that has resulted in increased regulatory oversight and other legislation and regulation relating to hedge fund managers, hedge funds and funds of hedge funds. The effect of any future regulatory change on the Fund could be substantial and adverse.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, bank ownership of and involvement with private funds, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund or investments made by the Fund. There can be no assurance that such regulation will not have a material adverse effect on the Fund and the Investment Funds, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund and the Investment Funds to achieve their investment objectives. In addition, greater regulatory scrutiny may increase the Fund's and the Adviser's exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Act created the Financial Stability Oversight Council (the "FSOC"), an interagency body charged with identifying and monitoring systemic risks to financial markets. The FSOC has the authority to require that non-bank financial companies that are "predominantly engaged in financial activities," such as the Fund, the Adviser, Investment Funds and Investment Managers, whose failure the FSOC determines would pose systemic risk, be placed under the supervision of the Board of Governors of the Federal Reserve System (the "Federal Reserve"). The FSOC has the authority to recommend that the Federal Reserve adopt more stringent prudential standards and reporting and disclosure requirements for non-bank financial companies supervised by the Federal Reserve. Such disclosure requirements may include the disclosure of the identity of investors in private investment funds such as the Investment Funds. The FSOC also has the authority to make recommendations to the Federal Reserve on various other matters that may affect the Fund and/or Investment Funds, including requiring financial firms to submit resolution plans, mandating credit exposure reports, establishing concentration limits, and limiting short-term debt. The FSOC also may recommend that other federal financial regulators impose more stringent regulation upon, or ban altogether, financial activities of any financial firm that poses what it determines are significant risks to the financial system. In the event that the FSOC designates the Fund or an Investment Fund as a systemic risk to be placed under the Federal Reserve's supervision, the Fund or the Investment Fund could face stricter prudential standards, including risk-based capital requirements, leverage limits, liquidity requirements, concentration requirements and overall risk management requirements, among other restrictions. Such requirements could hinder the Fund's and/or an Investment Fund's ability to meet its investment objective and may place the Fund or an Investment Fund at a disadvantage with respect to its competitors.

Investment Funds and Investment Managers may face additional reporting and recordkeeping requirements. Under the Dodd-Frank Act, advisers to private funds are required to maintain records regarding private funds that include a description of: amount of assets under management and use of leverage, including off-balance-sheet leverage; counterparty credit risk exposure; trading and investment positions; valuation policies and practices; types of assets held; side arrangements or side letters whereby certain investors obtain more favorable rights than other investors; trading practices; and such other information as the SEC determines is necessary and appropriate in the public interest and for the protection of investors or for the assessment of systemic risk. Investment Funds' adherence to these recordkeeping and reporting requirements may indirectly increase Fund expenses.

Additionally, the Adviser is a "banking entity" for purposes of the "Volcker Rule" contained in Section 619 of the Dodd-Frank Act. The Volcker Rule limits the ability of (i) banking entities, including the Adviser, to sponsor, invest in or serve as investment adviser of hedge funds and private equity funds (collectively, "Covered Funds"), and (ii) the Adviser or any of its affiliates to engage in certain transactions with Covered Funds. While registered investment companies are excluded from the definition of a Covered Fund, the Volcker Rule could have a negative effect on market liquidity, which may adversely affect the Funds.

The Adviser, UBS and their affiliates are subject to certain U.S. and non-U.S. banking laws, including the U.S. Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Federal Reserve. The BHCA and other applicable banking laws, rules, regulations, guidelines and the interpretations thereof by the staff of the regulatory agencies which administer them, may restrict the transactions and relationships between the Adviser, UBS and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments, activities and transactions by the Fund. It is not expected that the BHCA, or other existing U.S. banking laws or existing regulations, would materially adversely affect the Fund. There can be no assurance, however, that any changes in U.S. bank regulatory requirements would not have a material adverse effect on the Fund's investment program or performance. See "BHCA Considerations" in the Fund's SAI.

Rule 18f-4 under the Investment Company Act governs the use of derivatives and other transactions by registered investment companies and business development companies. Under Rule 18f-4, closed-end funds that use derivatives and certain other related instruments and do not qualify as a "limited derivatives user" (as defined in Rule 18f-4) must establish a comprehensive derivatives risk management program and comply with certain value-at-risk leverage limits, requirements and compliance and disclosure obligations. The Fund intends to operate in a manner so as to qualify as a "limited derivatives user" and has adopted policies and procedures that are reasonably designed to manage its derivatives risk in compliance with Rule 18f-4.  While the Fund expects to use derivatives only as a means to attempt to hedge against foreign currency risks, and presently does not intend to sell securities short, Rule 18f-4  could limit or restrict the ability of the Fund to use certain derivatives, increase the compliance and other costs of using these instruments or make them less effective. The Adviser will continue to seek to manage the Fund's portfolio in a manner consistent with achieving the Fund's investment objective; however, there can be no assurance that the Adviser will be successful in doing so.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

Market risks, including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund's investments in Investment Funds and the Fund's underlying investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect Investment Managers, Investment Funds and issuers, which could adversely affect the Fund. Stock prices may experience greater volatility during periods of challenging market conditions, and there can be severe limitations on an investor's ability to sell certain debt securities, including those that are of higher credit quality, during a period of reduced credit market liquidity. As a result, during these periods, the Fund's net asset value will fluctuate. You may experience a significant decline in the value of your investment and could lose money.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments were to adversely interrupt the global supply chain, which could affect companies worldwide. The Adviser's business activities, as well as the activities of the Fund, the Investment Funds and their operations and investments, could be materially adversely affected by outbreaks of disease, epidemics and public health issues, which can exacerbate pre-existing political, social and economic risks in certain countries or regions and trigger a prolonged period of global economic slowdown. Recent examples include pandemic risks related to COVID-19 (notably, its significant negative impact on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by governments and businesses) and geopolitical risks related to Russia's invasion of Ukraine, the Israel-Hamas war and other geopolitical tensions, hostilities and instability. To the extent the Investment Funds have significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. fiscal, tax, trade, healthcare, energy, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, energy costs, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the White House implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, the U.S. regulatory environment, corporate taxes, inflation, healthcare, unemployment and immigration, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

The United Kingdom (the "UK") ceased to be a member of the European Union (the "EU") on January 31, 2020, an event widely referred to as "Brexit". The post-Brexit trade agreement between the UK and the EU regarding the terms of their future trading relationship went into effect on January 1, 2021. Nevertheless, there is still uncertainty regarding many aspects of the UK's legal and economic relationship with the EU that are not covered by the trade agreement, including financial services and the provision of cross-border services. As a result, Brexit is expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the EU, and those consequences include significant legal and business uncertainties for the Eurozone markets and the broader global economy. While the full scope and nature of the potential political, regulatory, economic and market consequences are not known at this time, they could be significant, potentially resulting in a period of instability and market volatility. It is not possible to ascertain the precise impact these events may have on the Fund or the Investment Funds from an economic, financial, tax or regulatory perspective, but any such impact could have material consequences for the Fund and the Investment Funds.

Investment Funds Use Of Hedging Involves Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Funds' Use of Hedging Involves Risk of Loss

The Investment Funds may engage in hedging strategies, which use short sales, options, swaps, caps and floors, futures and forward contracts and other derivatives in an effort to protect assets from losses. Similarly, the Fund may, but is not required to, attempt to hedge against foreign currency risks through the use of derivatives. Hedging against a decline in the value of portfolio positions does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions' value. Such hedging transactions also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Investment Funds to hedge against a change or event at a price sufficient to protect against a decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible, or desirable, to hedge against certain changes or events at all. There can be no assurances that these hedging strategies will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions.

No assurance can be given that Investment Managers or the Adviser will employ hedging strategies with respect to all or any portion of a given Investment Fund's, or the Fund's, assets. To the extent that hedging transactions are effected, their success is dependent on each Investment Manager's, or the Adviser's, ability to correctly predict movements in the direction of currency or interest rates, the equity markets or sectors thereof or other events being hedged against. The Fund expects to use derivatives as a means to attempt to hedge against foreign currency risks. See "—The Fund's Use of Derivatives Involves Risks" below. While an Investment Manager may attempt to hedge against undesirable exposure, unanticipated changes in the markets and investments being hedged, or the nonoccurrence of events being hedged against, may result in poorer overall performance than if the Investment Manager had not engaged in any such hedge. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Investment Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Investment Managers from achieving the intended hedge or expose the Fund to additional risk of loss.

The Fund intends to limit investments in commodity futures, commodity options contracts and commodity-related swaps to below the de minimis thresholds (defined below) set forth in Rule 4.5 under the Commodity Exchange Act (the "CEA"). The Fund only will invest in such instruments so long as the aggregate amount of initial margin and premiums required to establish such positions, other than for bona fide hedging purposes, does not exceed 5% of the Fund's net asset value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, does not exceed 100% of the Fund's net asset value (after taking into account unrealized profits and unrealized losses on any such positions) (the "de minimis thresholds"). The Fund further intends to continue to rely on the no-action relief provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight ("Division") of the U.S. Commodity Futures Trading Commission (the "CFTC"). Pursuant to this letter, the Adviser is not required to register as a CPO under the CEA (with respect to the Fund), or rely on an exemption from registration, until the later of June 30, 2013 or six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds to fund-of-funds operators. As of the date of this Prospectus, the CFTC has not yet proposed any guidance regarding the application of the de minimis thresholds to fund-of-funds operators. If the Fund and the Adviser (with respect to the Fund) become subject to CFTC regulation, the Fund may incur additional compliance, operational and other expenses.

Funds Investment Strategies May Involve Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund's Investment Strategies May Involve Risk of Loss

Some of the principal risks of certain of the Fund's identified investment strategies (which will be employed through the Investment Funds) are set forth below. Depending on economic and market conditions, other risks may be present. (For a description of the following strategies, see "Investment Program—Investment Strategies of Investment Managers.")

Equity Hedged.

Fundamental, Equity Event and Opportunistic Trading. Investment Managers that employ these strategies typically make investments based on "bottom-up" fundamental research on individual securities and evaluation of various factors that may affect a security's value, such as macroeconomic trends, industry-specific metrics and other qualitative and quantitative factors, whether country-specific, global or both. There is no assurance that an Investment Manager's analysis will prove accurate, and securities may lose value as a result of a downturn in the equity markets. In addition, Investment Managers may incur losses if their judgements regarding the timing of certain market trends, catalysts or events prove to be incorrect and long positions underperform short positions, even if they were correct regarding the directional movements of the securities being traded.

Relative Value

Quantitative Equity. These strategies, also known as statistical arbitrage strategies, are heavily dependent on sophisticated quantitative modeling and/or trading systems that seek to exploit short-term and long-term relationships among stock prices and volatility. Models and systems that have been formulated on the basis of past market data may not be predictive of future price movements. Investment Managers may select models and systems that are not well-suited to prevailing market conditions, or that have hidden biases or exposure to broad structural or sentiment shifts. In addition, the effectiveness of these models and systems generally deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models. In the event of static market conditions, quantitative equity strategies are less likely to generate significant profit opportunities from price divergences between long and short positions than in more volatile environments. Unusual events specific to particular corporations and major shifts and events external to the operations of markets can cause extreme market moves that are inconsistent with the historic correlation and volatility structure of the market. Systematic trading strategies present similar risks.

Merger Arbitrage. Merger arbitrage investments often incur significant losses when proposed transactions, including anticipated merger or acquisition transactions, are not consummated. The consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings; (vi) opposition of the management or shareholders of the target company, which often results in litigation to enjoin the proposed transaction; (vii) intervention of government agencies; (viii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (ix) an attempt by a third party to acquire the offeror; (x) in the case of a merger, failure to obtain the necessary shareholder approvals; (xi) market conditions resulting in material changes in securities prices; and (xii) compliance with any applicable legal requirements. Merger arbitrage positions also are subject to the risk of overall market movements. To the extent that a general increase or decline in equity values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. Merger arbitrage strategies also depend for success on the overall volume of merger activity, which historically has been cyclical in nature.

Capital Structure / Volatility Arbitrage. The success of volatility arbitrage strategies depends on the ability of the Investment Managers to accurately assess the relative value of securities in relation to their historical trading range in order to identify anomalies and other mispricings. However, even in instances of an accurate assessment of a security's historical trading range, the security may strike a new trading range, resulting in the failure of the strategy with respect to that security. In addition, hedging is an important feature of capital structure / volatility arbitrage strategy. There can be no assurance that any hedging techniques employed by an Investment Manager will be successful or that the hedging employed by the Investment Manager will not have the negative effect of lowering overall returns, or creating losses.

Fixed-Income Relative Value Strategies. Fixed-income relative value (or arbitrage) strategies generally involve spreads between two or more positions. To the extent the price relationships between such positions remain constant, no gain or loss on the position will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss to the spread position. Substantial risks are involved in trading in U.S. and non-U.S. government securities, corporate securities, investment company securities, mortgage-backed and asset-backed securities, futures and options, interest rate caps, interest rate swaps and the various other financial instruments and investments that fixed-income relative value strategies may trade. Substantial risks also are involved in borrowing and lending against such investments. The prices of these investments can be volatile, market movements are difficult to predict and financing sources and related interest and exchange rates are subject to rapid change. Certain securities may be subordinated (and thus exposed to the first level of default risk) or otherwise subject to substantial credit risks. Government policies, especially those of the Federal Reserve Board and foreign central banks, have profound effects on interest and exchange rates that, in turn, affect prices in areas of the investment and trading activities of fixed-income relative value strategies. Many other unforeseeable events, including actions by various other government agencies and domestic and international political events, may cause sharp market fluctuations. Additional risks include counterparty risk, margin calls, increased costs of funding, market illiquidity and deleveraging from other fixed-income market participants.

The success of the investment activities of an Investment Manager involved in fixed-income arbitrage will depend on such Investment Manager's ability to identify and exploit price discrepancies in the market. Identification and exploitation of the market opportunities involve uncertainty. No assurance can be given that an Investment Manager will be able to locate investment opportunities or to correctly exploit price discrepancies. A reduction in the pricing inefficiency of the markets in which such Investment Manager will seek to invest will reduce the scope for the Investment Manager's investment strategies. In the event that the perceived mispricings underlying such Investment Manager's positions were to fail to materialize as expected by such Investment Manager, the Fund could incur a loss.

Agency Mortgage-Backed Strategies. Similar to capital structure / volatility arbitrage strategies, hedging is an important feature of this strategy, as Investment Managers seek to hedge out interest rate risk to earn an additional spread. There can be no assurance that any hedging techniques employed by an Investment Manager will be successful or that the hedging employed by the Investment Manager will not have the negative effect of lowering overall returns, or creating losses. While the Fund is exposed to prepayment risk in connection with an Investment Manager's purchase of agency mortgage-backed securities, the Fund will not be exposed to credit losses as these securities are guaranteed by government-sponsored agencies.

Credit/Income

Distressed Strategies. Distressed investing involves investment in equity and debt securities or other claims of U.S. and non-U.S. issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. Investments of this type should be considered speculative, as they involve substantial financial and business risks that can result in substantial or, at times, even total losses. Among the risks inherent in investment in troubled entities is that it frequently may be difficult to obtain accurate information as to the condition of such issuers. In addition, the ability of such entities to repay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. Further, there is no minimum credit standard that is a prerequisite to an Investment Fund's investment in any instrument and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be below-investment grade, or so-called "junk bonds." Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the Bankruptcy Court's power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities also are subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value. Distressed securities are often inefficiently priced due to their lack of liquidity, the existence of forced sellers and the uncertainty created by the restructuring process. In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (for example, due to failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied), or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Investment Fund of the security or claim in respect of which such distribution was made.

Corporate Long/Short Strategies. As part of this strategy, an Investment Manager seeks to purchase undervalued securities and sell overvalued securities to generate returns and to hedge out some portion of the general market risk. These long and short positions may be completely unrelated. If the Investment Manager's analysis is incorrect or based on inaccurate information, these investments may result in significant losses to the Investment Fund. Since long/short equity strategies generally involve identifying securities that are undervalued (and, in the case of short positions, overvalued) by the marketplace, the success of the strategy necessarily depends upon the market eventually recognizing such value in the price of the security, which may not necessarily occur, or may occur over extended time frames that limit profitability. Positions may undergo significant short-term declines and experience considerable price volatility during these periods. In addition, long and short positions may or may not be correlated to each other. If the long and short positions are not correlated, it is possible to have investment losses in both the long and short sides of an Investment Fund's portfolio.

Trading

Discretionary. The success of discretionary, or "global macro", strategies will depend on an Investment Manager's ability to identify and exploit opportunities in global economies across both developed and emerging markets. Certain of these opportunities will result in an Investment Manager holding concentrated positions in a limited number of markets, which may expose those Investment Funds to a greater risk of loss than if they held positions in a broader range of markets. These strategies typically employ significant leverage that will magnify the Investment Funds' risk exposure, including risk of loss.

Systematic. Systematic traders utilize sophisticated technical models to analyze price and market data in order to identify trends across a broad range of markets. Systematic traders generally trade listed financial and commodity futures and interbank currency markets around the world. While many Investment Managers focus on identifying "long-term" trends (six months to one year), others have constructed models to predict short-term momentum and counter-trend price moves.

Commodities. Commodity strategies typically involve the purchase and/or sale of derivative instruments linked to various commodities, including, energy, agriculture, industrial and metals markets. Commodities strategies rely on the ability of the Investment Managers to properly identify attractive opportunities and to express those ideas via appropriate instruments. There is no assurance that the Investment Managers will achieve both of those requirements. In addition, Investment Managers generally express trades through commodity futures contracts, forwards and options on futures, and, therefore, the use of derivative instruments adds an additional layer of risk. Growth in commodity markets is largely attributed to significant emerging markets development. See "—The Investment Funds' Foreign Investments Involve Risk of Loss" for additional risks associated with investments in global markets, including emerging markets.

Investments In Fixed Income Securities Involve Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Fixed-Income Securities Involve Risk of Loss

Investment Managers may invest in fixed-income securities, typically when their yield and potential for capital appreciation are considered sufficiently attractive or in connection with convertible arbitrage strategies. Investment Managers also may invest in these securities for defensive purposes and to maintain liquidity. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations.

The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed-income securities markets can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, an Investment Fund may not be able to readily sell fixed-income securities at prices at or near their perceived value. If an Investment Fund needed to sell large blocks of fixed-income securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities. An unexpected increase in Investment Fund redemption requests, including requests from shareholders who may own a significant percentage of the Investment Fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Investment Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Investment Fund's share price and increase the Investment Fund's liquidity risk, expenses and/or taxable distributions. Economic and other market developments can adversely affect fixed-income securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e., "market making") activities for certain fixed-income securities, which could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

The Investment Managers may invest in both investment grade debt securities and non-investment grade debt securities (i.e., "junk bonds"). Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Investment Manager to be of comparable quality. Non-investment grade debt securities are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less liquid than for higher grade debt securities.

Investments In High Yield Securities May Have Adverse Effect Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in High-Yield Securities May Have an Adverse Effect

Investment Funds may invest in high-yield securities, including below-investment grade debt or so-called "junk bonds."

Such securities are generally not exchange traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, Investment Funds will invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the issuer's inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Among other risks, it frequently may be difficult to obtain accurate information as to the true condition of distressed issuers, and the ability of such entities to repay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. Judgments about the credit quality of the issuer and the relative value of its securities used to establish arbitrage positions may prove to be wrong. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy courts' power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities also are subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value and the Investment Managers' estimates of intrinsic value may be based on their views of market conditions, including interest rates, that may prove to be incorrect.

Interests Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Prices of bonds and other fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of an Investment Fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the United States, an Investment Fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed-income securities generally rise. However, when interest rates fall, an Investment Fund's investments in new securities may be at lower yields and may reduce the Investment Fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows. In the event that an Investment Fund has a negative average portfolio duration, the value of the Investment Fund may decline in a declining interest rate environment. Unlike investment grade bonds, however, the prices of high yield bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

Funds And Investment Funds Use Of Short Selling Highly Speculative Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund's and the Investment Funds' Use of Short Selling is Highly Speculative

The Investment Managers and Investment Funds may engage in short selling for hedging or non-hedging purposes. In addition, the Fund may engage in short selling, although it presently does not intend to do so. To effect a short sale, the Fund or an Investment Fund will borrow a security from a brokerage firm, or other permissible financial intermediary, to make delivery to the buyer, with an obligation to replace the borrowed securities at a later date. The Fund or an Investment Fund then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Short selling allows the investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. In certain circumstances, these techniques can substantially increase the impact of adverse price movements on the Fund's or an Investment Fund's portfolio. A short sale of a security involves the theoretical risk of an unlimited increase in the market price of the security, which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Short selling is a speculative investment technique that involves expenses to the Investment Funds and the following additional risks:

•	While the potential gain on a short sale is limited, the loss is theoretically unlimited.

•	It can increase the effect of adverse price movements on an Investment Fund's portfolio.

•	The Investment Fund may not be able to close out a short position at any particular time or at the desired price.

•	The Investment Fund may be subject to a "short squeeze" when other short sellers desire to replace a borrowed security at the same time as the Investment Fund, thus increasing the price the Investment Fund may have to pay for the security and causing the Investment Fund to incur losses on the position.

•	If the market for smaller capitalization or foreign companies becomes illiquid, the Investment Fund may be unable to obtain securities to cover short positions.

•	Certain foreign markets may limit the Investment Fund's ability to short stocks.

Short sale transactions have been subject to increased regulatory scrutiny, including the imposition of restrictions on short selling certain securities and reporting requirements. The Investment Funds' ability to execute a short selling strategy may be materially adversely impacted by rules, interpretations, prohibitions and restrictions on short selling activity adopted by regulatory authorities, including the SEC, its foreign counterparts, other government authorities or self-regulatory organizations. Such restrictions and prohibitions may be imposed with little or no advance notice and may impact prior trading activities of the Investment Funds. In addition, the Fund will be required to comply with Rule 18f-4 under the Investment Company Act to the extent it directly engages in any short sale transactions.

Investing In Convertible Securities Involves Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in Convertible Securities Involves Risk of Loss

Investment Managers may employ convertible arbitrage strategies. The success of such strategies depends on the ability of an Investment Manager to accurately assess the relative value of a security in relation to its historical trading range. If assumptions used in the research and analysis of the arbitrage investment are incorrect or if the model used to evaluate arbitrage investments is flawed, arbitrage strategies may be unsuccessful.

Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that generally is paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Exchangeable convertibles carry the credit risk of the issuer, but the conversion value is dependent on the value of the common stock of the other company into which they are convertible.

The market value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

A convertible security may be subject to redemption at the option of the issuer at a price and date established in the convertible security's governing instrument. If a convertible security held by an Investment Fund is called for redemption, the Investment Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Investment Fund's ability to achieve its investment objective.

Funds And Investment Funds Use Of Leverage Involves Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss

The Fund and Investment Funds may borrow money for investment and other purposes, and may directly or indirectly borrow funds from brokerage firms and banks. The Fund intends to borrow temporarily only for investment purposes and to meet requests for tenders. Borrowing for investment purposes, which is known as "leverage," is a speculative investment technique and involves risks and has the effect of potentially increasing losses. In addition, Investment Funds may leverage their investment returns with options, swaps, forwards, short selling and other derivatives.

Although leverage will increase investment return if the Fund or an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of such funds, using leverage will decrease investment return if the Fund or such Investment Fund fails to earn as much on such investments as it pays for the use of such funds. Using leverage, therefore, will magnify the volatility of the value of the Fund's or such Investment Fund's portfolio. If the Fund's or an Investment Fund's portfolio securities decline in value, it could be required to deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in the aggregate value of the Fund's or an Investment Fund's assets, whether resulting from changes in market value or from redemptions, it might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund or an Investment Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Any event that adversely affects the value of an investment would be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage by the Fund or an Investment Fund, directly or indirectly, could result in a loss to the Fund that would be greater than if leverage were not employed. In addition, to the extent that the Fund or Investment Funds borrow funds, the rates at which they can borrow will affect the operating results of the Fund.

In addition, the Investment Funds' anticipated use of short-term margin borrowings will generally result in certain additional risks to the Fund. For example, should the securities that are pledged to brokers to secure the Investment Funds' margin accounts decline in value, or should brokers from which the Investment Funds have borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then the Investment Funds could be subject to "margin calls," pursuant to which the Investment Funds must either deposit additional funds with their brokers or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of the assets of an Investment Fund, the Investment Fund might not be able to liquidate assets quickly enough to pay off the margin debt and might suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

With respect to borrowings by the Fund, the Investment Company Act limits the amount the Fund can borrow by imposing an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the "Asset Coverage Requirement"). This means that the value of the Fund's total indebtedness may not exceed one-third of the value of its total assets, including the proceeds of such indebtedness, measured at the time the Fund incurs the indebtedness.

Fund May Borrow Money Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund May Borrow Money

The Fund may borrow money temporarily to fund investments in certain Investment Managers, subject to the lender's terms, or in connection with repurchases of, or tenders for, the Fund's Shares. The Fund, along with several other funds advised by the Adviser, is party to the Credit Agreement, under which the Fund may borrow from time to time on a revolving basis at any time up to $71,000,000.

If the Fund borrows money, its net asset value may be subject to greater fluctuation until the borrowing is repaid and, therefore, the risks of leverage described under "—The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss" will be present. The Fund would expect to repay leverage used to fund investments by selling its interests in Investment Funds. If the Fund were unable to sell a sufficient value of interests in Investment Funds to repay these borrowings, the Fund could reduce its leverage by using the proceeds of subsequent offerings of Shares. Because many Investment Funds use leverage as part of their investment strategy, the Fund's use of leverage to purchase these Investment Funds will magnify the potential volatility of the value of the Fund's Shares.

Borrowings by the Fund, if any, may be made on a secured basis. The Fund's custodian will then either segregate the assets securing the Fund's borrowings for the benefit of the Fund's lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lender will have the right, through the Fund's custodian, to redeem the Fund's investments in Investment Funds without consideration of whether doing so would be in the best interests of the Fund's shareholders. The rights of any lender to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund's shareholders, and the terms of the Fund's borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. Additionally, the Fund must comply with the Asset Coverage Requirement. See "—The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss."

Investment Funds Foreign Investments Involve Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Funds' Foreign Investments Involve Risk of Loss

One or more Investment Funds may invest in the securities of foreign issuers, including those in emerging markets, and in depositary receipts, such as American Depositary Receipts (ADRs). Certain Investment Funds may be denominated in non-U.S. currencies. Foreign securities in which an Investment Manager may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Foreign investments face specific risks, which include:

•	unfavorable changes in currency rates and exchange control regulations;

•	restrictions on, and costs associated with, the exchange of currencies and the repatriation of capital;

•	reduced availability of information regarding foreign companies;

•	different accounting, auditing, financial and legal standards and possibly less stringent reporting standards and requirements;

•	reduced liquidity and greater volatility;

•	increased brokerage commissions and custody fees;

•	securities markets that are less developed than in the United States may suffer from periods of relative illiquidity, and may be subject to a lesser degree of supervision and regulation than securities markets in the United States;

•	foreign withholding and other taxes;

•	delays in settling securities transactions;

•	threat of nationalization and expropriation and confiscatory taxation;

•	limits on the amounts of investment by foreign persons in particular issuers;

•	limits on the investment by foreign persons to specific classes of securities with less advantageous rights;

•	general social, political and economic instability and adverse diplomatic developments; and

•	the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility.

These risks may be heightened for investments in obligations of companies that are experiencing financial difficulties. In addition, the bankruptcy, reorganization or similar laws and regulations affecting these foreign companies may be less favorable than those affecting U.S. companies and, therefore, the ability of an Investment Fund to realize on its investments in foreign companies may be adversely affected.

The Investment Funds may also invest a portion of their assets in foreign currencies, or in instruments denominated in foreign currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. An Investment Fund may or may not seek to hedge all or any portion of its non-U.S. currency exposure. To the extent unhedged, the value of an Investment Fund's assets will fluctuate with U.S. dollar exchange rates as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which such Investment Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of such Investment Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on an Investment Fund's non-U.S. dollar securities.

In addition to the risks associated with investments in foreign securities generally, investments in securities located in particular regions or countries with emerging markets may face additional risks. See "—Emerging Markets Risk."

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk

Because Investment Managers may purchase obligations of companies worldwide, they may purchase obligations of issuers located in emerging countries. Emerging countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of emerging countries may be more volatile than the markets of more mature economies. Many emerging countries providing investment opportunities have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

The liquidity and market capitalization of emerging markets is very limited. As a result, financial instruments in these markets tend to be correlated to each other. Short-term capital flows can be volatile and can cause emerging markets to move up together and, when flows reverse, to fall in unison. Governments in some emerging markets have manipulated markets to squeeze out short sellers, and have periodically imposed structural impediments to short selling. This can often make short selling difficult for Investment Managers who want to control downside risk in adverse market environments. As a consequence, most emerging market managers tend to have a long bias to equities.

In addition to the risks associated with investments in foreign securities generally, investments in securities located in particular regions or countries with emerging markets may face the following additional risks, among others:

•	inflation and rapid fluctuations in inflation;

•	high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries;

•	high concentration of investors and financial intermediaries;

•	overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and

•	overburdened infrastructure and obsolete or unseasoned financial systems.

Investment Funds May Be Concentrated Or Invest Significantly In Volatile Sectors And Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Funds May Be Concentrated or Invest Significantly in Volatile Sectors and Markets

One or more Investment Managers, from time to time, may invest a substantial portion of its Investment Fund's assets in an industry sector, in only a limited number of issuers or, in certain cases, in securities of a single issuer. As a result, the investment portfolios of these Investment Funds (as well as the Fund's portfolio) may be subject to greater risk and volatility than if investments had been made in a broader range of issuers. In addition, an Investment Fund's emphasis in a particular sector or issuer may be especially volatile. To the extent that an Investment Fund concentrates its portfolio in a single industry, in a limited number of issuers or in securities of only a single issuer, the risk of any investment decision is increased.

Shareholders Have Only Limited Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shareholders Have Only Limited Liquidity

The Fund is a closed-end investment company designed primarily for long-term investors. Shares in the Fund are not traded on any securities exchange or other market. Shares are not transferable except by operation of law upon the death, bankruptcy, insolvency or dissolution of a shareholder or otherwise only with the consent of the Board (which consent may be withheld in the Board's sole and absolute discretion), and liquidity will be provided only through limited repurchase offers. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders on a quarterly basis.

The Fund's repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been, if sufficient additional Shares are not sold. Therefore, it may force the Fund to sell assets (i.e., interests in Investment Funds) it otherwise would not sell. It also may reduce the investment opportunities available to the Fund and cause its expense ratio to increase. The Fund likely will sell its more liquid assets first to satisfy repurchase requests, thus increasing its concentration in less liquid securities.

Restricted And Illiquid Investments Involve Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted and Illiquid Investments Involve the Risk of Loss

The Investment Managers may invest without limitation in restricted securities and other investments that are illiquid, which may include so-called "PIPE" (private investments in public equity) securities. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act"), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.

Where registration is required to sell a security, an Investment Manager may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Investment Manager may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Investment Manager might obtain a less favorable price than the prevailing price when it decided to sell. Investment Managers may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities. An Investment Fund's portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

Some of the Investment Funds may invest all or a portion of their assets in private placements that may be illiquid. Some of these investments are held in so-called side pockets, which are sub-funds within the Investment Funds, that provide for their separate liquidation over a much longer period than an investment in the Investment Fund. Were the Fund to seek to liquidate its investment in an Investment Fund that maintains these investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. During the period until the Fund fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. The Fund expects that the number of side pocket investments in which it will participate will be minimal under normal market conditions.

The Fund's repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund's ability to make withdrawals from Investment Funds, which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Investment Managers permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Investment Funds, under certain circumstances, may impose limits (known as "gates") on the aggregate amount that an investor or all investors in the Investment Fund may withdraw on any single withdrawal date, and (iii) the Investment Funds' portfolios may include investments that are difficult to value and that may only be able to be disposed of by the Investment Managers at substantial discounts or losses.

In addition, the Fund's interests in the Investment Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Investment Fund pursuant to limited withdrawal rights. Some Investment Funds also may suspend the redemption rights of their investors, including the Fund, from time to time. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time.

Funds Use Of Derivatives Involves Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund's Use of Derivatives Involves Risks

The Fund expects to use derivatives as a means to attempt to hedge against foreign currency risks. The Adviser believes that it will utilize principally forward currency exchange contracts, although it may also utilize put options and futures contracts.

Forward currency exchange contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. The Fund may use forward currency exchange contracts for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, as Investment Funds may invest in instruments denominated in currencies other than the U.S. dollar and certain Investment Funds may be denominated in non-U.S. currencies. This hedging technique would allow the Adviser to "lock in" the U.S. dollar price of the security. The Fund also may use forward contracts to attempt to protect the value of an Investment Fund's holdings of foreign securities. There may be, however, imperfect correlation between an Investment Fund's foreign securities holdings and the forward contracts entered into by the Fund with respect to such holdings.

Options transactions may be effected on securities exchanges or in the over-the-counter market. When put options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trade may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trade, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser's ability to predict correctly movements in the direction of the relevant market.

There can be no assurance that the Fund will utilize such derivatives or that the use of such derivatives will be successful.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

Investment Funds Use Of Derivatives Involves Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Funds' Use of Derivatives Involves Risk

Some of the Investment Funds may invest in, or enter into, derivatives, including options, swaps, swaptions, futures and forward agreements, for investment or hedging purposes. The use of these instruments involves the following risks, among others:

•	Derivatives can be volatile.

•	Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Investment Fund's performance.

•	The market for any derivative is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•	Entering into derivatives in foreign markets may involve more risk than entering into domestic transactions.

•	Certain derivatives, such as swaps, involve the assumption of the credit risk of the counterparty to the transactions.

The stability and liquidity of derivatives depend in large part on the creditworthiness of the parties to the transactions. It is expected that each Investment Manager will monitor on an ongoing basis the creditworthiness of firms with which it will enter into derivatives. If there is a default by the counterparty to such transaction, the applicable Investment Manager will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs that could result in the net asset value of the Investment Fund (and thus the Fund) being less than if such Investment Manager had not entered into the transaction. Furthermore, there is a risk that a counterparty could become insolvent. If one or more of an Investment Manager's counterparties (e.g., prime broker or broker-dealer) were to become insolvent or the subject of liquidation proceedings in the United States, there exists the risk that the recovery of such Investment Manager's fund's securities and other assets from such prime broker or broker-dealer will be delayed or will be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

In addition, the Investment Managers may use counterparties located in various jurisdictions outside the United States. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Investment Funds' assets are subject to substantial limitations and uncertainties.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

Investments In Commodity Interests May Involve Substantial Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Commodity Interests May Involve Substantial Risks

Some of the Investment Funds may trade in commodity interests. The low margin or premiums normally required in trading commodity interests may provide a large amount of indirect leverage, and a relatively small change in the price of a security or contract could produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold on commodities, and an Investment Fund may be required to maintain a position until exercise or expiration, which could result in losses.

Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent an Investment Fund from promptly liquidating unfavorable positions and could subject such Investment Fund, and therefore the Fund, to substantial losses. In addition, Investment Funds may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks.

The price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, shareholders may close futures contracts through offsetting transactions that would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Successful use of stock index futures contracts by an Investment Fund also is subject to the Investment Manager's ability to correctly predict movements in the direction of the market.

Price movements of forward, futures and other derivative contracts in which an Investment Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. An Investment Fund also is subject to the risk of the failure of any exchanges on which its positions trade or of their clearinghouses.

Investment Funds May Be Exposed To Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Funds May Be Exposed to Credit Risk

Many of the markets in which the Investment Funds effect their transactions are over-the-counter or "interdealer" markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. To the extent an Investment Fund invests in swaps, derivative or synthetic instruments, or other over-the-counter transactions, on these markets, such Investment Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes Investment Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing an Investment Fund to suffer a loss. Such "counterparty risk" is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where an Investment Fund has concentrated its transactions with a single or small group of counterparties. Investment Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Investment Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee

The right to the Incentive Fee may give the Adviser reason to select investments for the Fund that are riskier or more speculative than those it would select if it were paid only the Advisory Fee.

The Incentive Fee is accrued monthly as a liability of the Fund and so reduces the net asset value of all Shares. The Incentive Fee is based on the realized and unrealized appreciation attributable to the Fund as a whole, rather than separately with regard to each shareholder or shareholders that invest in the Fund as of the same date. The repurchase price received by a shareholder whose Shares are repurchased in a tender offer will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. However, the Fund will not accrue an Incentive Fee for any period unless it has fully recovered any cumulative losses from prior fiscal quarters. An Incentive Fee accrual may subsequently be reversed if the Fund's performance declines within the fiscal quarter. No adjustment to a repurchase price will be made after it has been determined.

Whenever Shares are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund's assets paid in respect of such repurchase or in respect of such dividend or distribution. For example, if the Fund has a cumulative loss of $5 million, and 5% of the Fund's Shares are repurchased in a repurchase offer (meaning that 5% of the Fund's assets are paid out to tendering shareholders), then the amount of the cumulative loss will be reduced by 5% (or $250,000) to $4,750,000. However, the amount of any cumulative loss incurred by the Fund will not be increased by any sales of Shares (including Shares issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding Shares increases, the per Share amount (but not the dollar amount) of cumulative loss will be reduced. In addition, if an Incentive Fee accrual is reversed within any quarter, each shareholder at the time of the reversal will bear his or her pro rata share (based on shareholding) of such reversal regardless of the shareholdings at the time the Incentive Fee was accrued. Thus, if a shareholder purchases Shares other than at the beginning of the quarter and Incentive Fees have already been accrued in that quarter, the existing shareholders' portion of any accrual reversal will be diluted. As a result of the foregoing, an existing shareholder whose portion of cumulative net loss or accrual reversal has been diluted, in effect, may be charged with the Incentive Fee before such shareholder recovers all cumulative net loss attributed to the shareholder.

For an explanation of the Incentive Fee calculation, see "Management of the Fund—Incentive Fee."

Incentive Fees Charged By Investment Managers And Adviser May Create Incentives For Speculative Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Incentive Fees Charged by the Investment Managers and the Adviser May Create Incentives for Speculative Investment

Each Investment Manager generally charges an asset-based fee and some or all of the Investment Managers receive incentive fees or allocations. The asset-based fees of the Investment Funds generally are expected to approximate 1.50% of net assets, and the incentive fees or allocations of the unregistered Investment Funds generally are expected to approximate 20% of net profits, but may be greater or less in some cases.

The incentive fee or allocation that will be received by an Investment Manager may create an incentive for the Investment Manager to make investments that are riskier or more speculative than those that might have been made in the absence of the incentive fee. In addition, because the incentive fees or allocations are calculated on a basis that includes realized and unrealized appreciation of an Investment Fund's assets, the fee or allocation may be greater than if it were based solely on realized gains. The Adviser's receipt of an incentive-based fee or allocation will give rise to similar risks.

Fund Non Diversified Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Non-Diversified

The Fund is classified as a "non-diversified" management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its Shares. In general, the Fund limits to less than 25% of its assets its investment in any one Investment Fund.

Investment Funds And Investment Managers May Be Newly Organized Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Funds and Investment Managers May Be Newly Organized

Some Investment Funds and Investment Managers may be newly organized and therefore may have no, or only limited, operating histories. However, the Adviser will endeavor to select Investment Managers whose principals have capital markets experience. There can be no assurance that the Adviser's assessments of Investment Managers, and, in turn, their assessments of the short-term or long-term prospects of investments, will prove accurate or that the Fund will achieve its investment objective.

Investment Funds May Purchase Equity Securities Without Restriction As To Market Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Funds May Purchase Equity Securities Without Restriction as to Market Capitalization

Investment Funds generally may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies and early-growth stage companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, "blue-chip" companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid.

Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which Investment Funds invest may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest

The Adviser, including UBS Hedge Fund Solutions, and its affiliates manage the assets of registered investment companies, private investment funds and individual accounts (excluding the Fund, collectively, "Adviser Clients"). The Fund has no interest in these activities. In addition, the Adviser, its affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest.

The Adviser or its affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for itself or its officers, directors, partners, members or employees, but not for the Fund. Situations also may arise in which the Adviser, its affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund.

Investment research and due diligence are generally discussed among portfolio managers and other senior personnel of the Adviser and its affiliates. However, investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Investment Fund as an Adviser Client, the opportunity will be allocated fairly and equitably in accordance with the Adviser's allocation policies and procedures. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all investments. In some cases, this process may adversely affect the amount the Fund will be able to invest in an Investment Fund. In other cases, the Fund may invest in a manner opposite to that of Adviser Clients – i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa. However, the Adviser will seek to resolve such conflicts in a fair and equitable manner and believes that such risks are mitigated by its allocation policies and procedures.

While the Adviser will seek to ensure that neither the Fund nor any Adviser Client will be systematically disadvantaged by the aggregation, placement and allocation of orders and investments, situations may arise in which the investment activities of Adviser Clients, the Adviser, its affiliates and any of their respective officers, directors, partners, members or employees disadvantage the Fund. Such situations may be based on, among other things: (i) restrictions under the Investment Company Act and other laws regarding the combined size of positions that may be taken in an Investment Fund by the Fund and Adviser Clients, thereby limiting the size of the Fund's position in such Investment Fund; (ii) the difficulty of withdrawing from an Investment Fund where the market cannot absorb the sale of the combined positions of the Fund and the Adviser Clients; and (iii) the determination that a particular investment is warranted only if hedged with an option or other instrument.

The officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and its officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

Credit Suisse Group AG and its affiliates (collectively, "CSG") hold passive, non-controlling, minority economic interests in a select few Investment Managers, certain of which the Adviser, prior to UBS's acquisition of CSG (the "Acquisition"), determined to allocate Fund assets to. CSG generally also holds customary protective rights in connection with its economic interests. The Fund bears, in the ordinary course, the asset-based and incentive fees charged by, and its pro rata share of the expenses of, the Investment Funds advised or sponsored by these Investment Managers, and the revenues received by CSG from these Investment Managers on account of CSG's economic interests in the Investment Managers will not be reduced or waived on account of the Acquisition. The Adviser may, in its sole discretion, determine to allocate additional Fund assets to Investment Managers in which CSG holds such an interest. For regulatory reasons, the Adviser may not be able to allocate Fund assets to certain Investment Managers in which CSG holds an economic interest.

The Adviser and its affiliates, including the Distributor and CSG, may have other business relationships with Investment Managers or Investment Funds that relate to, among other things, placement agent services, financing, or other investment banking services, borrowing, lending or arranging credit, trade execution, clearance and settlement, data, operational and portfolio management support and certain functions associated with prime brokerage, which would entitle them to certain fees, commissions and/or revenues from the Investment Funds, Investment Managers and/or their affiliates. Investment Managers also may receive research products and services in connection with the brokerage services that the Adviser and its affiliates may provide from time to time to one or more accounts managed by the Investment Managers or their affiliates, or to the Fund. Unless otherwise required by law or regulation, the Adviser and its affiliates are not under any obligation to rebate or waive compensation received in connection with the foregoing agreements or arrangements. These relationships, however, could preclude the Fund from engaging in certain transactions and could constrain the Fund's investment flexibility.

UBS or its affiliates may lend to issuers whose securities are owned by the Fund or by the Investment Funds, or to affiliates of those issuers, or may receive guarantees from the issuers of those securities. In making and administering such loans, UBS or its affiliates may take actions, including restructuring a loan, foreclosing on the loan, requiring additional collateral from an issuer, charging significant fees and interest to the issuer, placing the issuer in bankruptcy or demanding payment on a loan guarantee, that may be contrary to the interests of the Fund. If that happens, the security issued by the borrower or the guarantor or the affiliate that is owned by the Fund or the Investment Funds may lose some or all of its value.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund has elected to be treated, and intends to comply annually with the requirements necessary to qualify, as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. See "Taxes—Taxation of the Fund."

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the Investment Funds in which the Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund's income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Funds in which the Fund can invest or the amount that may be invested in certain Investment Funds. Furthermore, although the Fund expects to receive information from each Investment Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement of RIC qualification, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional interests in Investment Funds to bring the Fund into compliance with the asset diversification test. However, the action frequently taken by regulated investment companies ("RICs") to avert such a failure, the disposition of non-diversified assets, may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Investment Funds. While relevant tax provisions afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund's ability to effect a sale of, or redemption from, an Investment Fund may limit utilization of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions. However, the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification or other RIC requirements, it may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, the Fund would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to shareholders generally would be treated as corporate dividends. See "Tax Aspects—Qualification as a Regulated Investment Company; Tax Treatment" in the Fund's SAI. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund's current and accumulated earnings and profits. Accordingly, disqualification as a RIC may have a material adverse effect on the value of the Fund's Shares and the amount of the Fund's distributions. The Fund is required each December to make certain "excise tax" calculations based on income and gain information that must be obtained from the Investment Funds. See "Taxes—Taxation of the Fund." If the Fund does not receive sufficient information from the Investment Funds, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income. The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of the Fund's current and accumulated earnings and profits for the relevant period (i.e., a return of capital). See "Taxes—Distributions to Shareholders" for more information regarding the treatment of returns of capital.

In addition, the Fund may invest a substantial portion of its assets in non-U.S. Investment Funds that are classified as "passive foreign investment companies" (each, a "PFIC") for U.S. federal income tax purposes. As described below at "Taxes—Nature of the Fund's Investments—Investments in Passive Foreign Investment Companies," the Fund intends to make a mark-to-market election with respect to certain of its non-U.S. Investment Funds that are PFICs, with the result that a substantial portion of the Fund's income and gains may be ordinary in nature (and not eligible for distribution to shareholders as capital gain dividends or as "qualified dividend income"). Any non-U.S. Investment Funds and other non-U.S. entities in or through which the Fund invests may be subject to non-U.S. withholding and other taxes. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding on foreign investment entities with respect to their U.S. investments (including those described in the SAI under the caption "Tax Aspects—Foreign Account Tax Compliance provisions of the Hiring Incentives to Restore Employment Act").

Distributions To Shareholders And Payment Of Tax Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions to Shareholders and Payment of Tax Liability

The Fund will distribute at least 90% of its investment income and net short-term capital gains to shareholders each year. See "Taxes." Shareholders will be required each year to pay applicable U.S. federal, state and local income taxes on their respective share of such distributions. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes, as if such amounts had not been reinvested, from sources other than Fund distributions.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

The Fund and its service providers, as well as the Investment Funds and their service providers, are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Distributor, Fund Administrator, The Bank of New York Mellon or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund's ability to calculate its net asset value; (iii) impediments to the Fund's trading activities; (iv) the inability of investors to transact business with the Fund; (v) violations of applicable privacy, data security or other laws; (vi) regulatory fines and penalties; (vii) reputational damage; (viii) reimbursement or other compensation or remediation costs; (ix) legal fees; or (x) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting underlying Investment Funds, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		787 Seventh Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
Contact Personnel Name		Matthew Richards

[1]	Generally, the stated minimum initial investment in the Fund is Shares with an initial value of at least $50,000, which minimum may be reduced for certain shareholders, but not below $25,000. Investments may be subject to a waivable sales load of up to 2%. See “Plan of Distribution.”
[2]	While the Fund does not impose any charges on a repurchase of Shares in the Fund, it may allocate to tendering shareholders withdrawal or similar charges imposed by an Investment Fund if the Adviser determines to withdraw from the Investment Fund as a result of a tender and such a charge was imposed on the Fund.
[3]	The Fund's interest expense for the fiscal year ended March 31, 2024 was $273,322.
[4]	The Adviser earned Incentive Fees of $1,568,131 during the period from April 1, 2023 to March 31, 2024 (see footnote 3 above), which is expressed in the table as a percentage of the Fund's average net assets for the fiscal year ended March 31, 2024 of approximately $398 million. A larger Incentive Fee is reflective of positive investment performance. See "—Financial Highlights."
[5]	The Fund pays the Adviser an Incentive Fee, on a quarterly basis, at an annual rate of 5% of the Fund’s net profits, if any. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits are determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during such fiscal quarter and net of Fund expenses) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters (the “cumulative losses”) have been recovered by the Fund. The cumulative loss to be recovered before payment of any Incentive Fees will be reduced in certain circumstances, including as a result of withdrawals by shareholders. The Adviser is under no obligation to repay any Incentive Fee previously paid by the Fund. The Incentive Fee is accrued monthly as a liability of the Fund and thus reduces the net asset value of all Shares. See “Risk Factors—Incentive Fee,” “Management of the Fund—Incentive Fee” and “Redemptions, Repurchases of Shares and Transfers—Consequences of Repurchase Offers.”
[6]	This calculation is based upon: (i) the fees and expenses of the Investment Funds in which the Fund is already invested (weighted by the relative amounts invested therein); and (ii) the fees and expenses of the Investment Funds in which the Fund intends to invest (weighted by the relative amounts of the anticipated net proceeds of the offering to be invested therein). Some or all of the Investment Funds in which the Fund invests charge incentive fees or allocations based on the Investment Funds' earnings. The incentive fees or allocations charged by unregistered Investment Funds in which the Fund invests generally are expected to approximate 20% of net profits. The "Acquired Fund Fees and Expenses" disclosed above are based on historic earnings of the Investment Funds in which the Fund invests, which may change substantially over time and, therefore, significantly affect "Acquired Fund Fees and Expenses." The amount of the Fund's average net assets used in calculating this percentage was based on average net assets for the fiscal year ended March 31, 2024 of approximately $398 million, plus anticipated net proceeds of approximately $531 million from the offering. The Adviser estimates that approximately 2.88% (as a percentage of the net assets attributable to Shares) of the 22.75% shown as "Acquired Fund Fees and Expenses" reflects operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds). The Adviser estimates that the balance of approximately 19.87% is attributable (i) predominantly to certain expenses incurred by the Investment Funds in connection with investments sold short (e.g., dividend and interest expenses) and (ii) to a lesser extent, to performance-based fees and allocations as well as other investment-related expenses of the Investment Funds (e.g., bank charges and commissions, stock loan fees, etc.).
[7]	"Other Expenses" are estimated based on average net assets of the Fund for the fiscal year ended March 31, 2024 of approximately $398 million. "Other Expenses" do not include any fees or expenses charged by Investment Funds (which are reflected separately under "Acquired Fund Fees and Expenses").
[8]	Total annual expenses shown in the table will increase or decrease over time based on the Fund’s asset level and other factors.
[9]	Without the sales load, the expenses would be: $226 (1 Year), $550 (3 Years), $757 (5 Years) and $1,004 (10 Years).
[10]	Represents the principal amount owed by the Fund pursuant to secured revolving lines of credit agreements in place at the time.
[11]	Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.